UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31
Date of reporting period:	JANUARY 1, 2006 – JUNE 30, 2006
(Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2006

•	Managers Value Fund

•	Managers Capital Appreciation Fund

•	Managers Small Company Fund

•	Managers International Equity Fund

•	Managers Emerging Markets Equity Fund

•	Managers Bond Fund

•	Managers Global Bond Fund

The Managers Funds

Semi-Annual Report — June 30, 2006 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUNDS’ EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Value Fund	4

Managers Capital Appreciation Fund	7

Managers Small Company Fund	9

Managers International Equity Fund	13

Managers Emerging Markets Fund	18

Managers Bond Fund	22

Managers Global Bond Fund	28

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	34

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	35

Funds’ balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	37

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	39

Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	41

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	45

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	50

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder,

The first half of 2006 was characterized by increased volatility in most markets. U.S. and foreign stocks, as well as bonds were all impacted by higher oil prices, unrest in the Middle East, and uncertainty over growth rates and inflation. Times like these challenge investors to remove emotion from decisions and stay the course with their long-term investment plans.

At Managers, regardless of market conditions, we maintain a focus on providing investors with excellent, trusted, and rigorously monitored investment solutions across all major market segments and styles. We encourage our portfolio managers to take a long term view and to invest with a long term horizon. We strive to stay on course even when market volatility causes concern.

Our overriding goal is to hire fund managers that can effectively manage your assets in all types of market conditions. Toward this goal we maintain a team of skilled investment professionals focused solely on understanding the global capital markets and overseeing the managers in our Funds. We hire fund portfolio managers who excel over time, have a strong investment discipline and stick to it. Our investment team oversees the Funds’ managers and portfolios every day so you don’t have to. Once you have selected Managers Funds as part of your asset allocation, you can be assured that we are monitoring that investment every day to help ensure it is delivering on its investment mandate.

We believe we have hired some of the best managers in the market to help our investors navigate complex and volatile markets.

We believe we have hired some of the best managers in the market to help our investors navigate complex and volatile markets. An example is Dan Fuss of Loomis Sayles (Managers Bond Fund) and Bill Gross of PIMCO (Managers Fremont Bond Fund) who have both helped our investors deal with changing market conditions for years. Recently, and for differing reasons, both managers came to the conclusion that the Federal Reserve Board would stop raising short term rates and extended the maturities of their portfolio holdings. These managers made reasoned judgments on the market based on their investment philosophies and backed up by extensive research. Their well thought out and executed investment management strategies let you the investor have confidence that your assets are being managed prudently and proactively.

At Managers we appreciate the opportunity to be a part of your long term investment plan. You can rest assured that under all market conditions our team is focused on delivering you excellent investment management services.

Respectfully,

Peter M. Lebovitz	Thomas G. Hoffman, CFA
President Managers Funds	Executive Vice President Chief Investment Officer Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. These Funds incur only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2006	Beginning Account Value 1/01/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period*
Managers Value Fund
Based on Actual Fund Return	$1,000	$1,027	$5.83
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.83
Managers Capital Appreciation Fund
Based on Actual Fund Return	$1,000	$969	$6.11
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.26
Managers Small Company Fund
Based on Actual Fund Return	$1,000	$1,030	$7.10
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.06
Managers International Equity Fund
Based on Actual Fund Return	$1,000	$1,108	$7.54
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.21
Managers Emerging Markets Equity Fund
Based on Actual Fund Return	$1,000	$1,056	$8.87
Based on Hypothetical 5% Annual Return	$1,000	$1,016	$8.70
Managers Bond Fund
Based on Actual Fund Return	$1,000	$1,002	$4.91
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$4.96
Managers Global Bond Fund
Based on Actual Fund Return	$1,000	$1,027	$5.98
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers Funds Performance

All periods ended June 30, 2006 (unaudited)

	Average Annual Total Returns[1]
The Managers Funds	One Month	Six Months	One Year	Three Years	Five Years	Since Inception	Inception Date
Managers Value Fund [2,4]	(0.38)%	2.65%	5.87%	12.42%	3.07%	11.46%	10/31/84
S&P 500 Index	0.14%	2.71%	8.63%	11.22%	2.49%
Managers Capital Appreciation Fund [2]	(1.86)%	(3.09)%	3.89%	5.92%	(3.16)%	11.31%	6/1/84
S&P 500 Index	0.14%	2.71%	8.63%	11.22%	2.49%
Managers Small Company Fund[2],4	(1.67)%	(6.45)%	2.95%	15.09%	4.99%	1.84%	6/19/00
Russell 2000 Index	0.64%	8.21%	14.58%	18.70%	8.50%
Managers International Equity Fund[2,5]	(0.50)%	10.84%	31.54%	22.26%	7.85%	10.63%	12/31/85
MSCI EAFE Index	(0.01)%	10.16%	26.56%	23.94%	10.02%
Managers Emerging Markets Equity Fund[2,6]	0.81%	5.57%	34.30%	33.20%	19.72%	12.53%	2/9/98
MSCI Emerging Markets Index	(0.21)%	7.33%	35.91%	34.77%	21.54%
Managers Bond Fund [2,3,8]	0.19%	0.15%	1.14%	3.18%	6.63%	9.38%	6/1/84
Lehman Brothers Government/Credit Index	0.23%	(1.15)%	(1.52)%	1.60%	5.13%
Managers Global Bond Fund [2,3,5,7]	(0.62)%	2.67%	0.88%	4.58%	9.48%	5.40%	3/25/94
Lehman Brothers Global Aggregate Index	(0.79)%	2.29%	0.26%	4.08%	7.73%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest. com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

1	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).
2	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
3	Fixed-income funds are subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
4	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
5	Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations.
6	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
7	The Fund is subject to risks associated with investing in a concentrated fund, and the value of the portfolio will be greatly affected by the fluctuations in the value of a single stock.
8	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

Managers Value Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfoilo Breakdown

Top Ten Holding

Security Name	Percentage of Net Assets
Bank of America Corp.	4.7%
Citigroup, Inc.*	4.4
American International Group, Inc.*	4.3
ChevronTexaco Corp.*	3.9
Pfizer, Inc.*	3.4
Verizon Communications, Inc.*	3.0
ConocoPhillips Co.	2.7
Nokia Corp., Sponsored ADR*	2.5
Merrill Lynch & Co., Inc.*	2.5
Dollar Tree Stores, Inc.	2.2

Top Ten as a Group	33.6%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Value Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 99.3%
Consumer Discretionary - 20.8%
Comcast Corp., Special Class A*	56,560	[2]	$1,854,036
Dollar Tree Stores, Inc.*	70,400	[2]	1,865,600
Gannett Co., Inc.	32,200	[2]	1 ,800,946
Gap, Inc., The	60,800		1,057,920
Jarden Corp.*	44,900	[2]	1,367,205
Jones Apparel Group, Inc.	53,500		1 ,700,765
Lowe’s Co., Inc.	14,400		873,648
Mattel, Inc.	79,400		1,310,894
Office Depot, Inc.*	21,570		819,660
Pacific Sunwear of California, Inc.*	77,800		1 ,394,954
Pulte Homes, Inc.	21,920	[2]	631,077
Rent-A-Center, Inc.*	46,800	[2]	1,163,448
Time Warner, Inc.	105,100	[2]	1,818,230
Total Consumer Discretionary			17,658,383

Consumer Staples - 1.6%
CVS Corp.	44,700		1,372,290

Energy - 8.4%
ChevronTexaco Corp.	52,800	[2]	3,276,768
ConocoPhillips Co.	35,130		2,302,069
Devon Energy Corp.	25,600		1 ,546,496
Total Energy			7,125,333

Financials - 30.4%
ACE, Ltd.	33,050	[2]	1,672,000
Allstate Corp., The	19,700		1,078,181
American International Group, Inc.	61,220		3,615,041
Bank of America Corp.	83,700		4,025,970
Chubb Corp.	20,460		1,020,954
Citigroup, Inc.	77,241		3,726,105
Fannie Mae Co.	35,300		1,697,930
Goldman Sachs Group, Inc.	7,100		1,068,053
MBIA, Inc.	31,000	[2]	1,815,050
Merrill Lynch & Co., Inc.	30,000		2,086,800
Morgan Stanley Co.	22,820		1,442,452
North Fork Bancorporation, Inc.	30,400		917,168
Washington Mutual, Inc.	35,800	[2]	1,631,764
Total Financials			25,797,468

Health Care - 7.2%
Abbott Laboratories Co.	30,600		1,334,466
HCA, Inc.	24,040	[2]	1,037,326
Pfizer, Inc.	123,600		2,900,892
WellPoint, Inc.*	11,390		828,850
Total Health Care			6,101,534

Industrials - 10.3%
Cendant Corp.	64,210		1,045,981
Emerson Electric Co.	13,600		1,139,816
Empresa Brasileira de Aeronautica, S.A.	25,600	[2]	933,632
General Electric Co.	37,175		1,225,288
Honeywell International, Inc.	21,100		850,330
Pitney Bowes, Inc.	30,900		1,276,170
Tyco International, Ltd.	40,600	[2]	1,116,500
United Technologies Corp.	18,700		1,185,954
Total Industrials			8,773,671

Information Technology - 7.8%
Dell, Inc.*	29,430	[2]	718,386
First Data Corp.	18,690		841,798
International Business Machines Corp.	10,680		820,438
Nokia Corp., Sponsored ADR	105,700		2,141,482
Symantec Corp.*	68,100	[2]	1,058,274
Xerox Corp.*	73,710	[2]	1,025,306
Total Information Technology			6,605,684

Materials - 6.5%
Cemex SA de CV	7,150		407,336
Dow Chemical Co.	32,000	[2]	1,248,960
E.I. du Pont de Nemours & Co., Inc.	30,000		1,248,000
Pactiv Corp.*	52,300		1,294,425
PPG Industries, Inc.	19,500		1,287,000
Total Materials			5,485,721

Telecommunication Services - 4.7%
Embarq Corp.*	3,451		141,456
Sprint Nextel Corp.	69,037	[2]	1,380,050
Verizon Communications, Inc.	75,000	[2]	2,511,750
Total Telecommunication Services			4,033,256

Utilities - 1.6%
Exelon Corp.	24,600		1,398,018
Total Common Stocks (cost $70,611,907)			84,351,358
Short-Term Investments - 29.6%[1]
Other Investment Companies - 28.1%
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	23,088,298		23,088,298
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	791,352		791,352
Total Other Investment Companies			23,879,650

The accompanying notes are an integral part of these financial statements.

Managers Value Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Other Short-Term Investments - 1.5%
Goldman Sachs Promissory Note, 5.23%, 07/21/06[3]	$1,251,610	$1,251,610
Total Short-Term Investments (cost $25,131,260)		25,131,260
Total Investments - 128.9% (cost $95,743,167)		109,482,618
Other Assets, less Liabilities - (28.9%)		(24,546,377)
Net Assets - 100.0%		$84,936,241

The accompanying notes are an integral part of these financial statements.

Managers Capital Appreciation Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
Yahoo!, Inc.	4.5%
General Electric Co.*	4.2
Google, Inc.	3.8
Weatherford International, Ltd.	3.7
QUALCOMM, Inc.*	3.5
Gilead Sciences, Inc.*	3.5
Genentech, Inc.*	3.2
Schlumberger, Ltd.*	3.2
Procter & Gamble Co.	3.1
BEA Systems, Inc.	2.9

Top Ten as a Group	35.6%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 99.6%
Consumer Discretionary - 10.8%
Comcast Corp., Class A*	30,893		$1,011,437
DreamWorks Animation SKG, Inc.*	54,411	[2]	1,246,012
Harrah's Entertainment, Inc.	22,390	[2]	1,593,720
Staples, Inc.	52,588		1,278,940
Starwood Hotels & Resorts Worldwide, Inc.	16,836		1,015,884
Station Casinos, Inc.	13,873	[2]	944,474
Total Consumer Discretionary			7,090,467

Consumer Staples - 5.1%
PepsiCo, Inc.	21,594		1,296,504
Procter & Gamble Co.	36,838		2,048,193
Total Consumer Staples			3,344,697

Energy - 8.8%
ENSCO International, Inc.	12,910	[2]	594,118
Schlumberger, Ltd.	32,087	[2]	2,089,185
Southwestern Energy Co.*	22,613		704,621
Weatherford International, Ltd.*	48,430		2,403,097
Total Energy			5,791,021

Financials - 9.5%
American International Group, Inc.	21,546		1,272,291
CB Richard Ellis Group, Inc.*	72,375		1,802,138
Goldman Sachs Group, Inc.	9,435		1,419,307
Merrill Lynch & Co., Inc.	24,675		1,716,393
Total Financials			6,210,129

Health Care - 30.3%
Amgen, Inc.*	23,634	[2]	1,541,646
Cardinal Health, Inc.	22,428	[2]	1,442,793
Caremark Rx, Inc.*	23,441		1,169,003
Genentech, Inc.*	25,840	[2]	2,113,711
Genzyme Corp.*	18,595		1,135,225
Gilead Sciences, Inc.*	38,765		2,293,336
McKesson Corp.	33,414		1,579,814
Medtronic, Inc.	30,467		1,429,512
MGI Pharmaceuticals, Inc.*	53,995	[2]	1,160,893
Novartis AG, Sponsored ADR	32,760		1,766,419
Sepracor, Inc.*	16,755	[2]	957,381
Shire Pharmaceuticals PLC	37,559	[2]	1,661,235
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	51,790	[2]	1,636,046
Total Health Care			19,887,014

Industrials - 9.5%
AMR Corp.*	55,287	[2]	1,405,396
General Electric Co.	83,015		2,736,174
Laureate Education, Inc.*	20,426		870,760
UTI Worldwide, Inc.	48,038	[2]	1,211,999
Total Industrials			6,224,329

Information Technology - 25.6%
Applied Materials, Inc.	58,889	[2]	958,713
Autodesk, Inc.*	37,126		1,279,362
BEA Systems, Inc.*	144,283	[2]	1,888,664
Brocade Communications Systems, Inc.*	250,026		1,535,160
Google, Inc.*	5,933		2,487,885
Marvell Technology Group, Ltd.*	34,994	[2]	1,551,284
Network Appliance, Inc.*	52,745	[2]	1,861,899
QUALCOMM, Inc.	57,460		2,302,422
Yahoo!, Inc.*	88,889	[2]	2,933,336
Total Information Technology			16,798,725

Total Common Stocks (cost $60,704,578)			65,346,382
Short-Term Investments - 30.0%[1]
Other Investment Companies - 28.1%
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	17,068,441		17,068,441
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	1,373,398		1,373,398
Total Other Investment Companies			18,441,839

	Principal Amount
Other Short-Term Investments - 1.9%
Goldman Sachs Promissory Note, 5.23%, 07/2 1/06[3]	$1,251,610		1,251,610
Total Short-Term Investments (cost $19,693,449)			19,693,449
Total Investments - 129.6% (cost $80,398,027)			85,039,831
Other Assets, less Liabilities - (29.6)%			(19,441,801)
Net Assets - 100.0%			$65,598,030

The accompanying notes are an integral part of these financial statements.

Managers Small Company Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
iShares Russell 2000 Index Fund	2.4%
Actuant Corp., Class A	1.6
Infocrossing, Inc.	1.4
TODCO Class A	1.4
Texas Regional Bancshares, Inc., Class A	1.3
OMI Corp.	1.2
Endo Pharmaceuticals Holdings, Inc.*	1.2
Ultra Petroleum Corp.*	1.2
Ventas, Inc.	1.2
Service Corp. International	1.2

Top Ten as a Group	14.1%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Small Company Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 95.4%
Consumer Discretionary - 10.6%
1-800-FLOWERS.COM, Inc.*	6,575		$37,938
Aaron Rents, Inc.	5,035		135,341
BJ’s Restaurants, Inc.*	4,200		93,828
Carter’s, Inc.*	6,550		173,117
Coldwater Creek, Inc.*	12,430		332,626
Entravision Communications Corp*	19,400		166,258
GameStop Corp.*	6,575	[2]	276,150
Insight Enterprises, Inc.*	15,875		302,418
Life Time Fitness, Inc.*	4,275		197,804
MarineMax, Inc.*	6,350	[2]	166,561
Michaels Stores, Inc.	4,625	[2]	190,735
O'Reilly Automotive, Inc.*	3,725		116,183
Penn National Gaming, Inc.*	3,400		131,852
Red Robin Gourmet Burgers, Inc.*	5,850	[2]	248,976
Ruby Tuesday, Inc.	6,300		153,783
Service Corp. International	52,250		425,314
Toro Co.	7,800		364,259
Tractor Supply Co.*	4,300		237,660
Total Consumer Discretionary			3,750,803

Consumer Staples - 2.7%
Boston Beer Co., Inc.*	7,780		227,876
Central European Distribution Corp.*	5,551	[2]	139,663
Elizabeth Arden, Inc.*	7,800		139,464
Performance Food Group Co.*	9,900		300,762
Revlon, Inc., Class A*	133,700		168,462
Total Consumer Staples			976,227

Energy- 11.0%
Atwood Oceanics, Inc.*	3,600	[2]	178,560
Buckeye Partners LP.	8,500		357,765
Core Laboratories N.V.*	4,650		283,836
Delta Petroleum Corp.*	6,675	[2]	114,343
Duvernay Oil Corp.*	3,400		119,374
Niko Resources, Ltd.	4,700		265,409
OMI Corp.	20,500	[2]	443,824
Parallel Petroleum Corp.*	13,825		341,616
Seacor Holdings, Inc.*	2,750		225,775
Tidewater, Inc.	4,025	[2]	198,030
TODCO Class A	11,850	[2]	484,072
Ultra Petroleum Corp.*	7,425		440,079
Valero L.P.	5,500		271,425
Warren Resources, Inc.*	13,550	[2]	194,578
Total Energy			3,918,686

Financials - 6.0%
Boston Private Financial Holdings, Inc.	3,275		91,373
Brookline Bancorp, Inc.	20,300		279,531
First State Bancorporation	6,860		163,131
Firstcity Financial Corp.*	6,300		65,835
Hub International, Ltd.	3,550		93,046
Signature Bank*	11,050	[2]	357,799
Tejon Ranch Co.*	2,600		107,016
Texas Regional Bancshares, Inc., Class A	11,935		452,575
UMB Financial Corp.	2,550		85,017
Ventas, Inc.	12,950		438,745
Total Financials			2,134,068

Health Care - 10.5%
Amedisys, Inc.*	5,500	[2]	208,450
America Service Group, Inc.*	9,548		148,185
Analogic Corp.	3,600		167,796
Connetics Corp.*	10,425		122,598
Cooper Companies, Inc., The	2,675	[2]	118,476
Covance, Inc.*	6,450		394,869
Emageon, Inc.*	8,650		126,204
Endo Pharmaceuticals Holdings, Inc.*	13,450		443,580
Lifepoint Hospitals, Inc.*	5,950		191,174
Martek Biosciences Corp.*	2,300	[2]	66,585
PSS World Medical, Inc.*	15,025	[2]	265,191
Resmed, Inc.*	6,875		322,781
Respironics, Inc.*	8,375		286,593
Rural/Metro Corp.*	45,310		317,170
Sonosite, Inc.*	7,700	[2]	300,608
United Surgical Partners International, Inc.*	8,325	[2]	250,333
Total Health Care			3,730,593

Industrials - 20.6%
Actuant Corp., Class A	11,535	[2]	576,173
Aeroflex, Inc.*	18,750		218,813
Alliant Techsystems Inc*	4,300		328,305
American Ecology Corp.	5,050		133,825
Carlisle Co., Inc.	1,875		148,688
Chicago Bridge & Iron Co. N.V.	8,025	[2]	193,804
ChoicePoint, Inc.*	4,425		184,832
Corrections Corp. of America*	5,775		305,729
CoStar Group, Inc.*	3,525		210,901

The accompanying notes are an integral part of these financial statements.

Managers Small Company Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 20.6% (continued)
DeVry, Inc.*	12,100	[2]	$265,837
DRS Technologies, Inc.	6,800		331,500
Dycom Industries, Inc.*	8,120	[2]	172,875
EDO Corp.	14,350		349,279
Florida East Coast Industries, Inc.	8,030		420,209
Intermagnetics General Corp.*	9,112		245,842
K&F Industries Holdings, Inc.*	15,330	[2]	271,801
Laureate Education, Inc.*	5,500		234,465
Learning Tree International, Inc.*	16,900		148,213
Manitowoc Co., The	5,700		253,650
Mobile Mini, Inc.*	10,725	[2]	313,814
Modtech Holdings, Inc.*	22,910	[2]	155,101
MSC Industrial Direct Co., Class A	6,900		328,233
Navigant Consulting, Inc.*	6,950	[2]	157,418
NCI Building Systems, Inc.*	4,550	[2]	241,924
Pentair, Inc.	5,175		176,933
Si International, Inc.*	4,550		139,503
Tetra Technologies, Inc.*	10,500		186,270
UTI Worldwide, Inc.	9,900		249,777
Washington Group International, Inc.*	7,150		381,381
Total Industrials			7,325,095

Information Technology - 24.2%
Actuate Corp.*	17,780		71,831
Acxiom Corp.	10,225		255,625
Alliance Data Systems Corp.*	4,200	[2]	247,044
aQuantive, Inc.*	4,125		104,486
Arris Group, Inc.*	15,090		197,981
ATMI, Inc.*	9,725		239,430
Avocent Corp.*	13,150		345,188
Benchmark Electronics, Inc.*	10,725		258,687
Ceridian Corp.*	9,375		229,125
Cypress Semiconductor Corp.*	11,160	[2]	162,266
Diebold, Inc.	4,000	[2]	162,480
Digitas, Inc.*	13,075		151,932
Diodes, Inc.*	2,875	[2]	119,140
DTS, Inc.*	11,150	[2]	217,202
Fair Isaac Corp.	9,450		343,130
FEI Co.*	5,550	[2]	125,874
Infocrossing, Inc.*	43,090	[2]	497,689
Intermec, Inc.*	4,100	[2]	94,054
International Rectifier Corp.*	3,725		145,573
Ixia, Inc.*	10,200		91,800
Macrovision Corp.*	5,020		108,030
MAXIMUS, Inc.	6,875		159,156
MRS Group, Inc.*	10,300		155,118
NCI, Inc., Class A*	5,900		77,290
NICE Systems, Ltd. *	7,560		212,738
Online Resources Corp.*	5,925		61,265
OPNET Technologies, Inc.*	9,925		128,628
Photon Dynamics, Inc.*	6,875		86,075
Polycom, Inc.*	9,775		214,268
Powerwave Technologies, Inc.*	38,850	[2]	354,312
Progress Software Corp.*	6,975		163,285
Radisys Corp.*	9,225	[2]	202,581
RightNow Technologies, Inc.*	6,350	[2]	105,918
Rogers Corp.	4,325	[2]	243,671
Sapient Corp.*	32,250		170,925
Silicon Image, Inc.*	37,800		407,484
SRA International, Inc.*	8,310	[2]	221,295
Sybase, Inc.*	16,600		322,040
Symmetricom, Inc.*	14,055	[2]	99,369
TALX Corp.	3,500		76,545
Tekelec*	18,250	[2]	225,388
Tessera Technologies, Inc.*	7,300		200,750
THQ, Inc.*	17,150	[2]	370,439
Valueclick, Inc.*	11,450	[2]	175,758
Total Information Technology			8,602,865

Materials - 6.0%
Albemarle Corp.	7,125		341,144
American Vanguard Corp.	6,375	[2]	98,685
Brust Well Man, Inc.*	8,750		182,438
Cambrex, Corp.	12,600		262,458
Foundation Coal Holdings, Inc.	3,710		174,110
Methanex Corp.	19,250		407,715
Nalco Holding Co.*	5,750		101,373
Oregon Steel Mills, Inc.*	5,850		296,361
Tronox, Inc.*	19,050	[2]	250,889
Total Materials			2,115,173

Other Equities - 2.3%
iShares Russell 2000 Index Fund	11,625		835,838
Telecommunication Services - 0.9%
Cincinnati Bell, Inc.*	80,490		330,009
Utilities - 0.6%
Westar Energy, Inc.	10,050		211,553
Total Common Stocks (cost $30,269,005)			33,930,910

The accompanying notes are an integral part of these financial statements.

Managers Small Company Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 24.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	7,032,010	$7,032,010
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	1,728,824	1,728,824
Total Other Investment Companies (cost $8,760,834)		8,760,834
Total Investments - 120.0% (cost $39,029,839)		42,691,744
Other Assets, less Liabilities - (20.0)%		(7,134,080)
Net Assets - 100.0%		$35,557,664

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
Sanofi-Synthelabo SA	2.2%
ING Groep NV*	1.4
Sumitomo Realty & Development Co., Ltd.	1.4
BP PLC*	1.3
ORIX Corp.*	1.3
Vodafone Group PLC	1.3
Total SA	1.3
Japan Tobacco, Inc.	1.2
Samsung Electronics Co., Ltd.	1.2
Renault SA	1.2

Top Ten as a Group	13.8%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers International Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers International Equity Fund*	MSCI EAFE Index
Argentina	0.0%	0.0%
Brazil	1.5%	0.0%
China	0.3%	0.0%
Hungary	0.3%	0.0%
India	0.2%	0.0%
South Korea	3.2%	0.0%
Malaysia	0.0%	0.0%
Mexico	1.1%	0.0%
South Africa	0.9%	0.0%
Taiwan	1.5%	0.0%
Australia	0.0%	5.3%
Austria	0.4%	0.6%
Belgium	1.4%	1.1%
Denmark	0.0%	0.7%
Finland	0.0%	1.5%
France	12.6%	9.8%
Germany	6.4%	7.0%
Greece	0.5%	0.6%
Hong Kong	3.7%	1.7%
Ireland	0.6%	0.8%
Italy	1.2%	3.8%
Japan	19.9%	24.5%
Netherlands	5.1%	3.3%
New Zealand	0.0%	0.1%
Norway	0.6%	0.9%
Portugal	0.0%	0.3%
Singapore	1.3%	0.8%
Spain	1.7%	3.8%
Sweden	1.3%	2.4%
Switzerland	4.8%	6.8%
United Kingdom	18.6%	24.2%
Canada	4.9%	0.0%
United States	5.0%	0.0%
Luxembourg	1.0%	0.0%

	100.0%	100.0%

*	As a percentage of total market value of common stocks on June 30, 2006

Managers International Equity Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 94.2%
Consumer Discretionary - 11.0%
Carphone Warehouse Group, The (United Kingdom)	322,670		$1,890,328
Continental AG (Germany)	19,300		1,969,426
Daiwa House Industry Co., Ltd. (Japan)	69,000		1,103,406
Debenhams PLC (United Kingdom)*	162,819		566,044
EMI Group PLC (United Kingdom)	284,846		1,596,944
George Wimpey PLC (United Kingdom)	89,700		753,277
Grupo Televisa S. A. (Mexico)	62,200		1,201,082
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	42,062		1,310,358
LVMH Moet Hennessy Louis Vuitton SA (France)	11,134		1,103,563
OPAP SA (Greece)	27,168		987,338
Pearson PLC (United Kingdom)	80,853		1,099,490
Peugeot SA (France)	14,831		921,100
Rakuten, Inc. (Japan)	2,623		1,562,695
Reed Elsevier PLC (United Kingdom)	33,272		335,382
Renault SA (France)	23,200		2,489,522
Shanghai Forte Land Co., Ltd. (Hong Kong)	224,000	[2]	91,134
Sharp Corp. (Japan)	18,000		284,559
Swatch Group AG, The (Switzerland)	25,166		877,225
Toyota Motor Corp. (Japan)	27,200		1,421,589
Whitbread PLC (United Kingdom)	45,681		984,960
Whitbread PLC (United Kingdom)	53,742		154,040
Walters Kluwer NV (Netherlands)	34,800		821,511
Total Consumer Discretionary			23,524,973

Consumer Staples - 8.0%
Boots Group PLC (United Kingdom)*	68,387		972,133
British American Tobacco PLC (United Kingdom)	77,700		1,956,277
Swedish Match AB (Sweden)	41,000		660,411
Delhaize Le Lion (Belgium)	2,500		173,211
Deutsche Lufthansa AG (Germany)	41,400		761,000
Diageo PLC (United Kingdom)	46,646		783,481
Groupe Danone (France)	13,618	[2]	1,729,247
Heineken N.V. (Netherlands)	22,146		938,336
Interbrew (Belgium)	18,155		889,912
J Sainsbury PLC (United Kingdom)	207,300		1,280,262
Japan Tobacco, Inc. (Japan)	689		2,516,221
Koninklijke Ahold N.V. (Netherlands)*	119,359		1,033,629
L'Oreal SA (France)	9,000		849,568
Metro AG (Germany)	3,800		215,023
Reckitt Benckiser PLC (United Kingdom)	19,831		739,962
Seven & I Holdings Co., Ltd. (Japan)	34,000		1,121,019
Tesco PLC (United Kingdom)*	80,103		494,479
Total Consumer Staples			17,114,171

Energy - 8.4%
BP PLC (United Kingdom)	244,700		2,837,242
Canadian Natural Resources, Ltd. (Canada)	32,700		1,807,976
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000		529,802
EnCana Corp. (Canada)	22,968	[2]	1,209,405
Eni S.p.A. (Italy)	53,800		1,580,267
MOL Magyar Olaj-es Gazipari Rt. (Hungary)	6,100		627,129
Petroleo Brasileiro SA, Sponsored ADR (Brazil)	22,400	[2]	1,788,416
Repsol YPF, S.A. (Spain)	51,100	[2]	1,463,399
Statoil ASA (Norway)	41,250		1,175,854
Suncor Energy, Inc. (Canada)	14,100		1,141,086
Tenaris S.A. (Luxembourg)	22,200		898,878
Total SA (France)	42,292		2,778,239
Total Energy			17,837,693

Financials - 30.9%
Allianz AG (Germany)	4,100		645,563
Assicurazioni Generali S.p.A. (Italy)	14,600		530,921
Assurances Generales de France (France)	14,500	[2]	1,709,309
Aviva PLC (United Kingdom)	126,100		1,784,671
Axa Group (France)	23,100		747,692
Banco Bilbao Vizcaya Argentaria SA (Spain)	33,881		697,179
Barclays PLC (United Kingdom)	93,700		1,062,213
BNP Paribas SA (France)	16,240	[2]	1,552,938
British Land CP. PLC (United Kingdom)	28,779		671,231
CapitaLand, Ltd. (Singapore)	230,000		656,291
China Overseas Land & Investment, Ltd. (Hong Kong)	952,000		582,479
Commerzbank AG (Germany)	49,507		1,795,771
Credit Agricole SA (France)	13,600		516,120
Credit Saison Co., Ltd. (Japan)	8,700		412,215
Credit Suisse Group (Switzerland)	32,400		1,807,664
Daiwa Securities Group, Inc. (Japan)	80,000		953,263
DBS Group Holdings, Ltd. (Singapore)	122,000		1,393,834
Deutsche Boerse AG (Germany)	3,936		535,437
Deutsche Postbank AG (Germany)	7,900	[2]	567,288

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 30.9% (continued)
Erste Bank der oesterreichischen Sparkassen AG (Austria)	15,563		$874,916
Euronext NV (Netherlands)	15,991		1,500,488
Fortis (Belgium)	30,000		1,021,409
Friends Provident PLC (United Kingdom)	53,100		175,583
Hana Financial Group, Inc. (South Korea)	18,640		874,387
Hang Seng Bank, Ltd. (Hong Kong)	56,300	[2]	712,957
HBOS PLC (United Kingdom)	96,800		1,679,877
HDFC Bank, Ltd. (India)	15,700		271,964
Henderson Land Development Co., Ltd. (Hong Kong)	155,000		806,021
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	184,000	[2]	1,184,738
ING Groep NV (Netherlands)	76,517		3,003,871
KBC Bank & Insurance Group, Inc. (Belgium)	7,965		854,850
Kennedy-Wilson Japan (Japan)	40		174,207
KK DaVinci Advisors (Japan)*	295	[2]	292,040
Kookmin Bank (South Korea)	23,974		1,975,268
Leopalace21 Corp. (Japan)	23,400		806,100
Man Group PLC (United Kingdom)	20,225		952,126
Millea Holdings, Inc. (Japan)	39		725,983
Mitsubishi Estate Co., Ltd. (Japan)	92,000		1,957,884
Mitsui Fudosan Co., Ltd. (Japan)	96,000		2,086,354
Muenchener Rueckversicherungs AG (Germany)	16,700		2,278,813
Nikko Cordial Corp. (Japan)	23,000		293,841
Nomura Holdings, Inc. (Japan)	56,000		1,051,707
ORIX Corp. (Japan)	11,470		2,798,815
Royal Bank of Scotland Group PLC (United Kingdom)	56,600		1,857,902
Shinsei Bank, Ltd. (Japan)	255,000		1,616,134
Shun TAK Holdings, Ltd. (Hong Kong)	390,000	[2]	510,856
Societe Generale (France)	10,800		1,585,723
Standard Chartered, PLC (United Kingdom)*	75,831		1,850,277
Sumitomo Mitsui Financial Group, Inc. (Japan)	186		1,969,708
Sumitomo Realty & Development Co., Ltd. (Japan)	120,000		2,961,024
Sun Hung Kai Properties, Ltd. (Hong Kong)	74,000		755,420
Swiss Reinsurance (Switzerland)	16,739	[2]	1,167,868
T&D Holdings, Inc. (Japan)	15,150		1,221,361
UBS AG (Switzerland)	16,350		1,789,756
Unibail (France)	5,659	[2]	985,943
Zurich Financial Services AG (Switzerland)*	3,100	[2]	678,662
Total Financials			65,926,912

Health Care - 6.1%
Actelion, Ltd. (Switzerland)*	1,841		185,485
AstraZeneca PLC (United Kingdom)*	33,126		1,991,912
Daiichi Sankyo Co., Ltd. (Japan)	25,500		701,799
Eisai Co., Ltd. (Japan)	20,600		927,899
Elan Corp., PLC -Sponsored ADR (Ireland)*	41,100	[2]	686,370
Essilor International SA (France)	8,067		811,401
GlaxoSmithKline PLC (United Kingdom)	60,200		1,680,014
Roche Holding AG (Switzerland)*	7,863		1,297,494
Sanofi-Synthelabo SA (France)	47,847		4,661,756
Total Health Care			12,944,130

Industrials - 6.2%
ABB, Ltd. (Switzerland)	84,000		1,089,188
BAE Systems PLC (United Kingdom)	117,500		802,713
British Airways PLC (United Kingdom)*	101,718		644,383
Buzzi Unicem S.p.A (Italy)	16,417		376,242
Dai Nippon Printing Co., Ltd. (Japan)	42,000		649,402
easyjet PLC (United Kingdom)*	48,138		343,888
European Aeronautic Defense and Space Co. (Netherlands)	41,820	[2]	1,199,659
FANUC, Ltd. (Japan)	7,300		655,715
Hutchison Whampoa, Ltd. (Hong Kong)	108,000		986,136
Koyo Seiko Co., Ltd. (Japan)	29,600		572,417
MAN AG (Germany)	12,500		903,752
Mitsui O.S.K. Lines, Ltd. (Japan)	76,000		517,525
RT Group PLC (United Kingdom)*	360,539		26,669
Ryanair Holdings PLC (Ireland)*	12,200	[2]	643,184
Siemens AG (Germany)	9,000		781,812
SNC-Lavalin Group, Inc. (Canada)	25,800		679,033
Sumitomo Heavy Industries, Ltd. (Japan)	73,000		674,513
Tostem Inax Holding Corp. (Japan)	32,000		672,727
Yamato Transport Co., Ltd. (Japan)	62,000		1,100,174
Total Industrials			13,319,132

Information Technology - 7.6%
ARM Holdings PLC (United Kingdom)	583,529		1,218,980
ASML Holding N.V. (Netherlands)*	49,058		991,986
Canon, Inc. (Japan)	37,050		1,815,795
Compal Electronics, Inc. (Taiwan)	155,395	[2]	741,529
Ericsson (LM), Class B (Sweden)	416,000		1,372,871
Flextronics International, Ltd. (Singapore)*	64,500		684,990
Logitech International S.A. (Switzerland)	33,636		1,300,303

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 7.6% (continued)
Nintendo Co., Ltd. (Japan)	8,100		$1,360,979
Samsung Electronics Co., Ltd. (South Korea)	3,955		2,510,270
SAP AG (Germany)	5,058		1,063,419
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	193,447		1,775,840
Tokyo Electron, Ltd. (Japan)	13,000		908,410
Yokogawa Electric Corp. (Japan)	26,500		378,518
Total Information Technology			16,123,890

Materials - 10.0%
Air Liquide Sante International (France)	4,401		856,750
Alcan, Inc. (Canada)	7,504		351,504
Arcelor (Luxembourg)	24,200		1,171,208
Arkema, Inc. (France)*	140		5,463
Barrick Gold Corp. (Canada)	44,086[2]		1,302,083
BHP Billiton PLC (United Kingdom)	36,451		709,175
Cameco Corp. (Canada)	21,000[2]		839,370
China Shenhua Energy Co., Ltd. (China)	359,000		666,112
Compania Vale do Rio Doce - ADR (Brazil)	54,700[2]		1,314,988
Gold Fields, Ltd. (South Africa)	65,500		1,486,799
Goldcorp, Inc. (Canada)	43,600		1,314,288
Impala Platinum Holdings, Ltd. (South Africa)	11,200[2]		518,175
JFE Holdings, Inc. (Japan)	49,100		2,084,668
JSR Corp. (Japan)	25,600		648,008
Meridian Gold, Inc. (Canada)*	37,700		1,189,460
Mitsui Chemicals, Inc. (Japan)	70,000		457,473
POSCO (South Korea)	5,300		1,423,250
Svenska Cellulosa AB (Sweden)	19,400		800,945
Vallourec SA (France)	1,554[2]		1,870,382
Xstrata PLC (United Kingdom)	63,238		2,406,986
Total Materials			21,417,087

Telecommunication Services - 2.5%
America Movil , S.A. de C.V. (Mexico)	36,900		1,227,294
Bharti Tele-Ventures, Ltd. (India)*	21,200		170,685
China Netcom Group Corp., (HK) Ltd. (Hong Kong)	268,000		469,980
Rogers Communications, Inc. (Canada)	15,300		615,536
Singapore Telecommunications, Inc. (Singapore)*	26,857		43,137
Vodafone Group PLC (United Kingdom)	1,310,399		2,788,995
Total Telecommunication Services			5,315,627
Utilities - 3.5%
E.ON AG (Germany)	12,800		1,471,371
Endesa, S.A. (Spain)	45,000[2]		1,563,521
Hong Kong & China Gas Co., Ltd. (Hong Kong)	527,000		$1,158,219
National Grid PLC (United Kingdom)	74,061		800,234
RWE AG (Germany)	9,150		759,351
Veolia Environnement (France)	34,165		1,762,820
Total Utilities			7,515,516
Total Common Stocks (cost $153,500,461)			201,039,131
Rights - 0.0%#
Axa Group (France)	23,100		19,500
Warrants - 0.3%
China Overseas Land & Investment (Hong Kong)	119,000		3,448
United Microelectronics Corp. Warrants, Exp. 12/31/06 (Taiwan)	1,116,500		668,784
Total Warrants (cost $739,661)			672,232
Short-Term Investments - 11 .8%
Other Investment Companies - 11.3%[1]
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	15,874,081		15,874,081
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	7,799,262		7,799,262
streetTRACKS Gold Trust	7,300	[2]	446,979
Total Other Investment Companies			24,120,322

Other Short-Term Investments - 0.5%	Principal Amount
Goldman Sachs Promissory Note, 5.23%, 07/21/06[3]	$1,001,288		1,001,288
Total Short-Term Investments (cost $25,102,265)			25,121,610
Total Investments - 106.3% (cost $179,342,387)			226,852,473
Other Assets, less Liabilities - (6.3)%			(13,557,608)
Net Assets - 100.0%			$213,294,865

Managers Emerging Markets Equity Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
TAM S.A.*	2.2%
Telekomunikasi Indonesia Tbk P	2.0
Anglo American PLC*	2.0
Companhia Energetica de Minas Gerais*	2.0
Shinhan Financial Group Co., Ltd.*	1.9
Sberbank RF	1.8
Shinsegae Co., Ltd.	1.8
Cosco Pacific, Ltd.	1.8
China Overseas Land & Investment Ltd.	1.7
Advanced Semiconductor Engineering, Inc.*	1.7

Top Ten as a Group	18.9%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Emerging Markets Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers Emerging Markets Equity Fund*	MSCI EM Index
Argentina	0.0%	0.8%
Brazil	13.4%	11.0%
Chile	1.5%	1.6%
China	4.2%	9.4%
Colombia	1.0%	0.3%
Czech Republic	1.6%	0.8%
Egypt	0.0%	0.7%
Hungary	1.7%	1.0%
India	8.1%	6.1%
Indonesia	4.6%	1.5%
Israel	2.0%	2.3%
Jordan	0.0%	0.2%
South Korea	13.5%	17.9%
Malaysia	4.6%	2.7%
Mexico	4.4%	5.7%
Morocco	0.0%	0.3%
Pakistan	0.0%	0.2%
Peru	0.0%	0.5%
Philippines	0.3%	0.4%
Poland	0.0%	1.7%
Russia	10.2%	8.7%
South Africa	4.1%	8.9%
Taiwan	9.7%	13.7%
Thailand	3.7%	1.6%
Turkey	3.3%	1.5%
Hong Kong	3.4%	0.0%
United Kingdom	2.0%	0.0%
United States	0.9%	0.0%
Bermuda	1.8%	0.0%
Supranational & Other	0.0%	0.5%

	100.0%	100.0%

* As a percentage of total market value of common stocks on June 30, 2006

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2006 (unanudited)

	Shares		Value
Common Stocks - 92.7%
Consumer Discretionary - 9.3%
Astra International Tbk PT (Indonesia)	1,854,000		$1,955,454
Consorcio ARA, S.A. de C.V. (Mexico)	392,200		1,614,967
Cosco Pacific, Ltd. (Bermuda)	998,000[2]		2,210,269
Genting Berhad (Malaysia)	292,300		1,884,488
Hankook Tire Co., Ltd. (South Korea)	82,250		965,202
Hyundai Motor Co., Ltd. (South Korea)	3,430		291,157
Land and Houses PCL (Thailand)	6,239,500[2]		1,156,741
Maruti Udyog Ltd. (India)	95,533		1,654,715
Total Consumer Discretionary			11,732,993

Consumer Staples - 6.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	56,000		1,743,840
IOI Corp., Berhad (Malaysia)*	476,000		1,853,529
ITC, Ltd. (India)	436,621		1,729,805
OJSC Cherkizovo Group (a) (Russia)*	42,118		581,228
Shinsegae Co., Ltd. (South Korea)	4,500		2,252,819
Total Consumer Staples			8,161,221

Energy - 9.6%
China Petroleum and Chemical Corp., Class H (Hong Kong)	3,731,000		2,139,278
LUKOIL Holdings, ADR (Russia)	23,506		1,965,102
Oil & Natural Gas Corp., Ltd. (India)	59,702		1 ,437,648
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	20,500		1,830,855
PTT Public Co., Ltd. (Thailand)	172,600		959,895
Surgutneftegaz Sponsored ADR (Russia)	26,180	[2]	1,937,320
Yanzhou Coal Mining Co., Ltd. (China)*	2,452,000[2]		1,812,563
Total Energy			12,082,661

Financials - 20.0%
Bancolombia S.A. (Colombia)	50,001		1,205,024
Bank Hapoalim, Ltd. (Israel)	345,470		1,510,231
China Overseas Land & Investment Ltd. (Hong Kong)	3,544,000		2,168,390
Chinatrust Financial Holding Co (Taiwan)	2,569,000		2,130,792
Grupo Financiero Banorte S.A. de C.V. (Mexico)	807,476		1,872,511
Haci Omer Sabanci Holding AS (Turkey)	494,742		1,318,316
Kookmin Bank, Sponsored ADR (South Korea)	25,248		2,097,099
OAO Open Investments (Russia)*	1,168		189,216
PT Bank Central Asia, Tbk (Indonesia)	1,486,000		659,172
PT Bank Rakyat Indonesia (Indonesia)	1,424,000		631,320
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	10,900		1,459,401
Sanlam, Ltd. (South Africa)	850,883		1,717,333
Sberbank RF (Russia)	1,340		2,277,942
Shinhan Financial Group Co., Ltd. (South Korea)	51,890		2,444,740
SM Investments Corp. (Philippines)	106,080		427,809
SM Prime Holdings, Inc. (Philippines)	800		118
Turkiye Is Bankasi (Isbank) (Turkey)	218,155		1,058,806
Uniao de Bancos Brasileiros SA (Brazil)	28,620	[2]	1,900,082
Total Financials			25,068,302

Health Care- 1.7%
Richter Gedeon Rt (Hungary)	11,280		2,073,232

Industrials - 7.7%
Alfa, S.A. (Mexico)	391,418		1,966,883
Barloworld Ltd (South Africa)	98,202		1,655,200
China Shipping Development Co., Ltd. (China)	2,558,000		1,850,413
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (South Korea)	70,740		2,079,346
EVA Airways Corp. (Taiwan)	88,506		37,690
Hyundai Development Co. (South Korea)	39,900		1 ,724,647
Sime Darby Berhad (Malaysia)	267,200		399,946
Total Industrials			9,714,125

Information Technology - 11.1%
Acer, Inc. (Taiwan)	738,000		1,294,244
Advanced Semiconductor Engineering, Inc. (Taiwan)*	2,185,728		2,163,435
Compal Electronics Inc. (Taiwan)	1,412,532		1,346,221
Hon Hai Precision Industry Co., Ltd. (Taiwan)	293,154		1,809,961
Infosys Technologies Ltd. (India)	27,966		1,871,210
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)	6,670		2,119,748
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	986		1,791
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	207,062		1,900,830
United Microelectronics Corp. (Taiwan)	2,395,007		1,422,414
Total Information Technology			13,929,854

Materials- 11.1%
Anglo American PLC (United Kingdom)	61,123		2,493,688
Compania Vale do Rio Doce - ADR (Brazil)	80,000	[2]	1,923,200
Formosa Chemicals & Fibre Corp. (Taiwan)	660		1,019
GMK Norilsk Nickel, Sponsored ADR (Russia)	14,400	[2]	1,872,000

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 11.1% (continued)
Hindalco Ind., Ltd., Sponsored GDR, (a) (India)	390,000[2]	$1,486,641
Novolipetsk Steel, Corp. (Russia)	77,585[2]	1,741,783
Polyus Gold ADR (Russia)*	27,165	1,168,095
Sappi Ltd. (South Africa)	146,235[2]	1,801,792
Siam Cement Public Co., Ltd., The (Thailand)	224,900	1,358,667
Tata Steel Ltd. (India)	2,041	23,699
Total Materials		13,870,584

Telecommunication Services - 13.1%
Advanced Information Services PCL (Thailand)	510,000	1,207,208
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	894,739	1,054,549
Bharti Tele-Ventures Ltd. (India)*	240,457	1,935,965
Cesky Telecom a.s. (Czech Republic)	91,953	1,976,370
China Telecom Corp., Ltd., Class H (China)	4,842,000	1,564,492
Mobile Telesystems, Sponsored ADR (Russia)	35,827	1,054,747
Telekomunikasi Indonesia Tbk P (Indonesia)	3,219,000	2,570,823
Tim Participacoes S.A. (Brazil)	76,900[2]	2,118,595
Turkcell lletisim Hizmet AS (Turkey)	374,000	1 ,732,404
Vivo Participacoes S.A. (Brazil)	491,100[2]	1,208,106
Total Telecommunication Services		16,423,259
Utilities - 2.6%
Empresa Nacional de Electricidad SA/Chile, ADR (Chile)	69,879[2]	1,844,807
Tenaga Nasional Berhad (Malaysia)	579,750	1,451,545
Total Utilities		3,296,352
Total Common Stocks (cost $87,889,229)		116,352,583
Preferred Stocks - 6.0%
Braskem SA , Preferred A (Brazil)	142,400	873,111
Companhia Energetica de Minas Gerais, 1.58% (Brazil)	58,304,967	2,481,171
Hyundai Motor Co., Ltd., 3.92% (South Korea)	30,560	1,484,955
Tam S.A. (Brazil)	101,183	2,742,251
Total Preferred Stocks (cost $4,225,517)		7,581,488
Rights - 0.1%
Hindalco Ind., Ltd., (India) (cost $53,158)	97,500	53,158
Warrants - 0.0%#
China Overseas Land & Investment (Hong Kong) (cost $0)	443,000	12,834
Other Investment Companies - 12.0%[1,3]
Bank of New York Institutional Cash Reserves Fund, 5.22% (cost $15,041,132)	15,041,132	15,041,132
Total Investments - 110.8%
(cost $107,209,036)		139,041,195
Other Assets, less Liabilities - (10.8)%		(13,516,775)
Net Assets - 100.0%		$125,524,420

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
USTN, 3.625%, 04/30/07	8.5%
USTN, 4.250%, 10/31/07	7.8
USTB, 5.375%, 02/15/31	3.7
USTN, 4.375%, 05/15/07	2.9
USTN, 2.750%, 07/31/06	2.5
Telefonica Emisiones SAU, 7.045%, 06/20/36	2.3
USTN, 3.500%, 05/31/07	2.3
Qantas Airways Ltd., 6.050%, 04/15/16 (a)	2.2
Comcast Corp., 6.450%, 03/15/37	1.9
Verizon Global Funding Corp., 5.850%, 09/15/35	1.9

Top Ten as a Group	36.0%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Bond Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 51.8%
Asset-Backed Security - 0.9%
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3, Class A2, 5.460%, 04/11/37		$1,500,000		$1,478,591
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		167,691		163,667
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,225,000		2,893,163
Total Asset-Backed Security				4,535,421

Finance - 12.9%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	5,800,000		3,522,964
Bank of American Capital Trust, 5.625%, 03/08/35		3,085,000		2,643,696
Barclays Capital Corp., 4.100%, 02/22/10 (a)	THB	109,000,000		2,673,616
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	25,000,000		615,438
BNP Paribas SA, 0.000%, 06/31/11 (a)	IDR	18,710,000,000[4]		1,188,383
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)		500,000		447,500
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	2,000,000		948,169
Citigroup, Inc., 3.500%, 02/01/08		2,020,000		1,956,140
Colonial Realty LP, 4.800%, 04/01/11		3,485,000		3,270,028
Colonial Realty LP, 5.500%, 10/01/15		1,255,000		1,173,032
EOP Operating LP, 6.750%, 02/15/12		500,000		515,917
General Electric Capital Corp., 6.625%, 02/04/10	NZD	3,500,000		2,111,921
General Motors Acceptance Corp., 5.625%, 05/15/09		500,000		475,580
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		597,251
GMAC International Finance BV, 8.000%, 03/14/07	NZD	950,000		572,612
GMAC, 6.039%, 03/20/07		1,500,000		1,489,704
GMAC, 6.125%, 01/22/08		2,000,000[2]		1,960,550
GMAC, 6.875%, 09/15/11		250,000		238,540
Highwoods Properties, Inc., 7.500%, 04/15/18		2,405,000		2,532,814
Inter-American Development Bank, 0.000%, 05/11/09	BRL	6,500,000	[4]	1,974,699
Inter-American Development Bank, 6.000%, 12/15/17	NZD	4,215,000		2,479,567
JPMorgan Chase & Co., 4.000%, 02/01/08		1,000,000[2]		975,276
JPMorgan Chase of London, 0.000%, 10/21/10 (a)	IDR	16,627,462,500	[4]	1,137,286
JPMorgan Chase Bank, NA, 0.000%, 05/17/10 (a)	BRL	3,600,000	[4]	957,151
Marsh & McClennan Companies, 5.875%, 08/01/33		2,730,000		2,371,038
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		2,100,000		2,032,330
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		10,125,000		9,871,976
NiSource Finance Corp., 6.150%, 03/01/13		1,250,000		1,254,104
SLM Corp., 6.500%, 06/15/10	NZD	500,000		300,452
Spieker Properties, Inc., 7.350%,12/01/17		250,000		266,379
St. Paul Travelers Companies, Inc. 6.750%, 06/20/36		2,610,000		2,576,929
Time Warner, Inc., 7.700%, 05/01/32		365,000		396,701
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000		3,303,170
Wells Fargo Co., 4.898%, 05/01/33		8,390,000		8,379,513
Total Finance				67,210,426

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 33.9%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28	$500,000	$395,000
Altria Group, Inc., 7.000%, 11/04/13	1,500,000	1,582,500
America Movil, S.A. de C.V., 4.125%, 03/01/09	3,000,000[2]	2,845,244
American President, Ltd., 8.000%, 01/15/24	250,000[5]	225,325
Arrow Electronics, Inc., 6.875%, 07/01/13	500,000	511,229
AT&T, Inc., 6.500%, 03/15/29	3,690,000	3,481,655
AT&T, Inc., 6.150%, 09/15/34	1,375,000	1,261,908
Avnet, Inc., 6.000%, 09/01/15	2,800,000	2,650,732
BellSouth Corp., 6.000%,11/15/34	5,515,000[2]	4,900,772
Bowater, Inc., 6.500%, 06/15/13	500,000	435,000
Bristol-Myers Squibb, 4.829%, 09/15/23	6,060,000	6,048,668
Centex Corp., 5.250%, 06/15/15	1,915,000	1,719,651
Chartered Semiconductor, 6.250%, 04/04/13	5,600,000[2]	5,442,920
Cia Brasileira de Bebida, 8.750%, 09/15/13	3,795,000	4,179,244
Clear Channel Communications, 4.250%, 05/15/09	1 ,500,000	1,422,435
Clear Channel Communications, 5.750%, 01/15/13	500,000	469,211
Comcast Corp., 5.650%, 06/15/35	4,910,000	4,167,205
Comcast Corp., 6.450%, 03/15/37	10,570,000	9,928,242
Comcast Corp., 6.500%, 11/15/35	375,000	353,989
Continental Airlines, Inc., 6.795%, 08/02/20	53,994	50,950
Corning, Inc., 6.850%, 03/01/29	8,907,000[2]	9,060,521
D.R. Horton, Inc., 5.250%, 02/15/15	3,245,000[2]	2,884,104
Devon Energy Corp., 4.900%, 08/15/08	1,250,000	1,517,188
Devon Energy Corp., 4.950%, 08/15/08	1,692,000	2,053,665
Dillards, Inc., 7.000%, 12/01/28	225,000	199,125
El Paso Corp., 6.950%, 06/01/28 (a)	300,000	267,750
Foot Locker, Inc., 8.500%, 01/15/22	570,000	574,988
Ford Motor Co., 6.375%, 02/01/29	1 ,990,000	1,373,100
Georgia-Pacific Corp., 7.250%, 06/01/28	500,000	442,500
Georgia-Pacific Corp., 7.750%, 11/15/29	925,000	846,375
GTE Corp., 6.940%, 04/15/28	130,000	127,003
HCA, Inc., 6.250%, 02/15/13	1,940,000	1,811,514
HCA, Inc., 5.750%, 03/15/14	2,500,000	2,235,475
HCA, Inc., 7.050%, 12/01/27	1,600,000	1,401,272
HCA, Inc., 7.580%, 09/15/25	125,000	116,422
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)	2,225,000	2,177,445
International Paper Co., 4.000%, 04/01/10	1,000,000	935,616
International Paper Co., 4.250%, 01/15/09	1,000,000	961,040
Kellwood Co., 7.625%, 10/15/17	250,000	225,273
Lennar Corp., 5.600%, 05/31/15	2,740,000	2,489,015
Lennar Corp., 6.500%, 04/15/16 (a)	2,340,000[2]	2,267,636
Lowe's Co., Inc., 6.875%, 02/15/28	500,000	544,474

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 33.9% (continued)
Lubrizol, Corp., 6.500%, 10/01/34	$1,000,000	$956,397
MacMillan Bloedel, Ltd., 7.700%, 02/15/26	1,350,000	1,413,044
Motorola, Inc., 7.625%, 11/15/10	60,000	64,253
Motorola, Inc., 8.000%, 11/01/11	1,075,000	1,178,704
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000	2,474,575
News America, Inc., 6.200%, 12/15/34	2,790,000	2,531,900
News America, Inc., 6.400%, 12/15/35	5,820,000	5,382,947
Owens & Minor, Inc., 6.350%, 04/15/16	1,000,000	979,235
Pemex Project Funding Master Trust, 8.625%, 12/01/23	950,000	1,039,300
Penney (JC), Co., 7.125%, 11/15/23	33,000	35,195
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	726,236	726,113
Pulte Homes, Inc., 5.200%, 02/15/15	2,935,000[2]	2,617,339
Pulte Home, Inc., 6.000%, 02/15/35	8,315,000[2]	6,941,986
Pulte Homes, Inc., 6.375%, 05/15/33	3,120,000	2,695,639
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	11,800,000	11,427,085
Qwest Capital Funding, Inc., 6.500%, 11/15/18	280,000	246,400
Qwest Capital Funding, Inc., 6.875%, 07/15/28	90,000[2]	77,625
Qwest Capital Funding, Inc., 7.750%, 02/15/31	290,000	271,150
Qwest Corp., 6.875%, 09/15/33	535,000	462,775
Raytheon Co., 7.000%, 11/01/28	1,500,000	1,615,311
Raytheon Co., 7.200%, 08/15/27	800,000	881,114
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	4,695,000	4,808,783
Schering-Plough Corp., 5.300%, 12/01/13	1,500,000	1,454,028
Teck Cominco Ltd., 7.000%, 09/15/12	1,000,000	1,040,025
Telefonica Emisiones SAU, 7.045%, 06/20/36	12,125,000	12,118,392
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000	285,787
Time Warner, Inc., 6.625%, 05/15/29	1,995,000	1,916,868
Time Warner, Inc., 6.950%, 01/15/28	855,000	852,234
Time Warner, Inc., 7.625%, 04/15/31	560,000	602,966
US West Communications, Inc., 7.250%, 09/15/25	560,000	523,600
Verizon Global Funding Corp., 5.850%, 09/15/35	11,400,000	9,917,384
Verizon Maryland, Inc., 5.125%, 06/15/33	300,000[2]	229,302
Verizon New York, Inc., 7.375%, 04/01/32	3,090,000[2]	3,046,066
Viacom, Inc., 6.875%, 04/30/36 (a)	7,175,000[2]	6,924,313
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23	515,000[2]	451,913
Williams Co., Inc., Series A, 7.500%, 01/15/31	1,000,000	965,000
XTO Energy, Inc., 6.100%, 04/01/36	190,000	171,980
Total Industrials		175,910,109
Utilities - 4.1%
Commonwealth Edison, 4.700%, 04/15/15	1,465,000	1,332,762
Commonwealth Edison, 5.875%, 02/01/33	5,000,000	4,607,410
Constellation Energy Group, Inc., 4.550%, 06/15/15	1,675,000	1,483,280
Dominion Resources, Inc., 5.950%, 06/15/35	740,000	663,467

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Utilities - 4.1% (continued)
El Paso Corp., 6.750%, 05/15/09		$250,000		$246,875
El Paso Corp., 7.000%, 05/15/11		500,000		493,125
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15		300,000	[2]	330,207
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		2,900,000		3,010,067
Enersis SA, Yankee, 7.400%, 12/01/16		225,000		228,743
Methanex Corp., 6.000%, 08/15/15		2,625,000		2,443,641
MidAmerican Energy Holdings, 5.875%, 10/01/12		750,000		743,988
MidAmerican Energy Holdings, 6.125%, 04/01/36 (a)		2,305,000		2,154,668
Southern Natural Gas Co., 7.350%, 02/15/31		1,000,000		959,491
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000		2,160,532
Transocean, Inc., 7.375%, 04/15/18		500,000		546,599
Total Utilities				21,404,855
Total Corporate Bonds (cost $272,517,353)				269,060,811
Foreign Government and Agency Obligations - 5.0%
British Columbia, Province of, 6.000%, 06/09/08	CAD	560,000		514,971
European Investment Bank, 0.000%, 03/10/21	AUD	5,000,000	[4]	1,572,545
European Investment Bank, 0.000%, 09/12/08 (a)	BRL	13,323,060	[4]	4,459,285
Government of Canada., 2.750%, 12/07/07	CAD	5,260,000		4,604,420
Manitoba, Province of, 5.750%, 06/02/08	CAD	3,800,000		3,477,563
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	56,500,000		4,359,087
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		4,854,963
Mexico Government, 7.500%, 01/14/12		1,250,000		1,325,000
Ontario Province, 5.700%, 12/01/08	CAD	545,000		500,426
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	188,675		179,420
Total Foreign Government and Agency Obligations (cost $25,012,989)				25,847,680
U.S. Government and Agency Obligations - 37.2%
Federal Home Loan Mortgage Corporation - 1.1%
FHLMC, 3.220%, 06/20/07	SGD	500,000		314,154
FHLMC, 5.500%, 09/15/11		5,090,000	[2]	5,089,542
FHLMC, Gold, 5.000%, 12/01/31		204,761		191,664
Total Federal Home Loan Mortgage Corporation				5,595,360
Federal National Mortgage Association - 2.3%
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,310,254
FNMA, 4.000%, 10/01/18		10,277,819		9,500,503
FNMA, 6.000%, 07/01/29		24,684		24,416
Total Federal National Mortgage Association				11,835,173
U.S. Treasury Bonds - 3.7%
USTB, 5.375%, 02/15/31		18,715,000	[2]	19,038,133
U.S. Treasury Notes - 30.1%
USTN, 2.375%, 08/15/06		985,000	[2]	981,999
USTN, 2.500%, 09/30/06		3,000,000	[2]	2,980,665
USTN, 2.750%, 07/31/06		12,785,000	[2]	12,764,518

The accompanying notes are an integral part of these financial statements.

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
U.S. Treasury Notes - 30.1% (continued)
USTN, 3.000%, 02/15/08	$8,000,000	[2]	$7,729,688
USTN, 3.250%, 08/15/08	5,000,000	[2]	4,810,940
USTN, 3.375%, 02/28/07	7,080,000		6,992,328
USTN, 3.500%, 05/31/07	12,255,000	[2]	12,060,648
USTN, 3.500%, 11/15/06	3,400,000	[2]	3,378,352
USTN, 3.625%, 04/30/07	45,000,000	[2]	44,388,270
USTN, 4.250%, 10/31/07	41,000,000	[2]	40,489,099
USTN, 4.250%, 11/30/07	5,000,000	[2]	4,933,985
USTN, 4.375%, 05/15/07	15,000,000	[2]	14,885,160
Total U.S. Treasury Notes			156,395,652
Total U.S. Government and Agency Obligations (cost $195,117,943)			192,864,318
Municipal Bonds - 0.6%
MI Tobacco Settlement, 7.309%, 06/01/34 (cost $3,209,808)	3,210,000		3,206,951

Preferred Stocks - 1.2%	Shares
Entergy New Orleans, Inc., 4.750%	482		17,744
Entergy New Orleans, Inc., 5.560%	100		4,134
Newell Financial Trust 1, 5.250%	78,775		3,475,947
Travelers Property Casualty Corp., 4.500%	109,275		2,679,423
Wisconsin Electric Power Co., 3.600%	3,946		272,866
Total Preferred Stocks (cost $6,056,766)			6,450,114
Short-Term Investments - 32.2%[1]
Other Investment Companies - 28.4%
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	132,932,414		132,932,414
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	14,437,940		14,437,940
Total Other Investment Companies			147,370,354

Other Short-Term Investments - 0.4%	Principal Amount
Goldman Sachs Promissory Notes, 5.23%, 07/21/06[3]	$2,503,220		2,503,220
Repurchase Agreement - 3.4%
UBS Securities, LLC, dated 06/30/06, due 07/06/06, 5.09%, total to be received $17,535,791 (secured by $17,539,260 U.S. Treasury Notes), at cost[3]			17,535,791
Total Short-Term Investments (cost $167,409,365)			167,409,365
Total Investments - 128.0% (cost $669,324,224)			664,839,239
Other Assets, less Liabilities - (28.0)%			(145,461,814)
Net Assets - 100.0%			$519,377,425

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
Irish Government, 4.600%, 04/18/16	4.2%
Belgium Government Bond, 3.750%, 03/28/09	3.1
Development Bank of Japan, 1.750%, 06/21/10	3.1
Swedish Government, 5.250%, 03/15/11	2.8
KfW International Finance, Inc., 2.050%, 09/21/21	2.7
Depfa ACS Bank, 0.750%, 09/22/09	2.7
Bundes Obligation, 3.250%, 04/17/09 (a)	2.6
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	2.5
FNMA, 1.750%, 03/26/08	2.5
FHLMC Gold Pool, 5.000%, 07/01/35	2.4

Top Ten as a Group	28.6%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Managers Global Bond Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

Security Description		Principal Amount		Value
Foreign Government and Agency Obligations - 40.0%

Foreign Government - 40.0%
Argentina, Republic of, 2.000%, 09/30/14	ARS	640,000		$198,200
Bank of England Euro Note, 3.000%, 01/27/09	EUR	70,000		88,020
Barclays Financial LLC, 4.140%, 03/23/09 (a)	KRW	307,770,000		325,261
Belgium Government Bond, 3.750%, 03/28/09	EUR	1,200,000		1,538,112
Belgium Kingdom, 5.500%, 09/28/17	EUR	495,000		711,891
Brazil, Republic of, 8.250%, 01/20/34	USD	180,000		189,000
Bundes Immobil, 4.625%, 09/27/12	EUR	525,000		687,681
Bundes Obligation, 3.250%, 04/17/09	EUR	1,025,000		1,296,173
Colombia, Republic of, 8.125%, 05/21/24	USD	65,000	[2]	65,813
Development Bank of Japan, 1.750%, 06/21/10	JPY	171,000,000	[2]	1,522,103
Development Bank of Japan, 2.875%, 12/20/06	JPY	30,000,000		265,334
Deutschland Republic, 4.000%, 01/04/37	EUR	495,000		597,485
European Investment Bank, 0.000%, 03/10/21	AUD	655,000	[4]	206,003
Federal Republic of Brazil, 8.750%, 02/04/25	USD	105,000	[2]	115,238
Irish Government, 4.600%, 04/18/16	EUR	1,530,000		2,040,280
Kingdom of Norway, 5.500%, 05/15/09	NOK	2,800,000		468,156
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	500,000		38,576
Mexican Government, 9.000%, 12/20/12	MXN	8,940,000		796,392
Netherlands Government SA, 5.500%, 01/15/28	EUR	660,000		982,347
Republic of Columbia, 11.750%, 03/01/10	COP	136,000,000		55,251
Republic of Columbia, 12.000%, 10/22/15	COP	401,000,000		168,876
Republic of Deutschland, Series 02, 5.000%, 01/04/12	EUR	300,000		404,347
Republic of Indonesia, 6.875%, 03/09/17 (a)	USD	105,000		102,244
Republic of Poland, 1.020%, 06/09/09	JPY	100,000,000		868,577
Republic of South Africa, 13.000%, 08/31/10	ZAR	2,850,000	[2]	457,860
Republic of South Africa, 5.250%, 05/16/13	EUR	350,000		453,040
Republic of Turkey, 7.250%, 03/15/15	USD	60,000		56,325
Singapore Government, 4.625%, 07/01/10	SGD	1,120,000		741,480
Spain, Government of, 3.600%, 01/31/09	EUR	715,000		912,762
Swedish Government, 5.250%, 03/15/11	SEK	9,300,000		1,370,946
U.K. Gilts, 4.250%, 03/07/36	GBP	140,000		255,154
U.K. Treasury, 5.000%, 03/07/12	GBP	175,000		327,431
U.K. Treasury, 6.250%, 11/25/10	GBP	215,000		420,509
United Mexican States, 4.250%, 06/16/15	EUR	250,000		299,202
USTB, 5.000%, 03/07/25	GBP	325,000		635,285
Total Foreign Government and Agency Obligations (cost $19,381,955)				19,661,354

Corporate Bonds - 38.9%
Asset-Backed Security - 3.6%
Daimler Chrysler Auto Trust, Series 2004-B, Class A4, 3.710%, 10/08/09	USD	35,000		34,127
DaimlerChrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10	USD	340,000		330,626

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Asset-Backed Security - 3.6% (continued)
Greenwich Capital Commericial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 11/10/37	USD	385,000		$376,087
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	330,000		319,233
Honda Auto Receivables Owner Trust, 4.930%, 03/18/11	USD	100,000		98,308
MBNA Credit Card Master Note Trust, 4.300%, 02/15/11	USD	410,000		399,908
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 02/12/39	USD	235,000		231,831
Total Asset-Backed Security				1,790,120

Finance - 22.2%
Barclays Capital Corp., 4.100%, 02/22/10 (a)	THB	8,000,000		196,229
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	7,000,000		172,323
Barclays Financial LLC, 4.060%, 09/16/10 (a)	KRW	220,000,000		226,618
Barclays Financial LLC., 4.460%, 09/23/10 (a)	KRW	110,000,000		115,028
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	210,000		377,986
Cerro Negro Finance, Ltd., 7.900%, 12/01/20 (a)	USD	70,000		62,650
CIT Group, Inc., 5.500%, 12/01/14	GBP	80,000		145,893
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	460,000		218,079
Couche-Tard US/Finance, 7.500%, 12/15/13	USD	160,000		159,200
Depfa ACS Bank, 0.750%, 09/22/08	JPY	150,000,000	[2]	1,307,523
Ford Motor Credit Co., 5.700%, 01/15/10	USD	315,000		275,920
Goldman Sachs Group, Inc., 3.246%, 05/23/16	EUR	350,000		444,215
Hypothekenbank in Essen AG, 5.250%, 01/22/08	EUR	810,000		1,061,210
Inter-American Development Bank, 1.900%, 07/08/09	JPY	60,000,000		536,798
International Bank for Reconstruction & Development, 2.000%, 02/18/08	JPY	58,000,000		516,430
Japan Bank for International Cooperation, 0.350%, 03/19/08	JPY	18,000,000		156,348
JPMorgan Chase of London, 0.000%, 10/21/10 (a)	IDR	2,680,548,500	[4]	183,344
KfW International Finance, Inc., 1.750%, 03/23/10	JPY	20,000,000	[2]	178,039
KfW International Finance, Inc., 2.050%, 09/21/09	JPY	148,000,000		1,329,486
MBNA Europe Funding, PLC, 6.500%, 03/27/07	EUR	50,000		65,356
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	120,000		220,048
Muenchener Hypothekenbank eG, 5.000%, 01/16/12	EUR	685,000		917,868
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	140,000,000		1,248,493
Permanent Financing PLC, 5.100%, 06/11/07	EUR	275,000		356,580
Petrozuata Finance, Inc., 8.220%, 04/01/17 (a)	USD	105,000		98,700
Simon Property Group, L.P., 4.825%, 03/18/10	USD	180,000		173,610
SLMCorp., 6.500%, 06/15/10	NZD	245,000		147,222
Total Finance				10,891,196
Industrials - 10.9%
Albertson's Inc., 6.625%, 06/01/28	USD	35,000		27,802
Albertson's Inc., 7.750%, 06/15/26	USD	40,000		35,572
Albertson's Inc., 8.000%, 05/01/31	USD	40,000		36,051
Albertson's Inc., 8.700%, 05/01/30	USD	5,000		4,737

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrials - 10.9% (continued)
Albertson's, Inc., 7.450%, 08/01/29	USD	165,000		$141,722
America Movil SA, 9.000%, 01/15/16	MXN	1,400,000		119,493
America Movil, S.A. de C.V., 4.125%, 03/01/09	USD	135,000	[2]	128,036
American Standard, Inc., 8.250%, 06/01/09	GBP	50,000		97,471
American Stores Co., 8.000%, 06/01/26	USD	25,000		24,040
ASIF Global, 2.380%, 02/26/09 (a)	SGD	500,000		303,704
Avenor lnc., 10.850%, 11/30/14	CAD	150,000		144,191
Cia Brasileira de Bebida, 8.750%, 09/15/13	USD	70,000		77,088
Comcast Corp., 6.450%, 03/15/37	USD	210,000		197,250
Corning Inc., 6.750%, 09/15/13	USD	125,000		130,144
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000	[2]	90,811
Desarrolladora Homex S.A. de C.V., 7.500%, 09/28/15	USD	230,000		216,200
Georgia-Pacific Corp., 7.250%, 06/01/28	USD	160,000		141,600
Hanarotelecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000		47,250
Harrahs Operating Co., Inc., 5.750%, 10/01/17	USD	110,000		100,208
HCA, Inc., 5.500%, 12/01/09	USD	150,000		144,549
LPG International, Inc., 7.250%, 12/20/15	USD	120,000		110,400
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	115,000		97,750
News America Holdings, 8.625%, 02/07/14	AUD	350,000	[5]	269,467
Owens & Minor, Inc., 6.350%, 04/15/16	USD	200,000		195,847
Pemex Project Funding Master Trust, 7.875%, 02/01/09	USD	325,000	[2]	337,188
Phillips-Van Heusen Corp., 7.250%, 02/15/11	USD	70,000		69,300
Qwest Corp., 7.875%, 09/01/11	USD	75,000		75,938
Qwest Capital Funding, Inc., 6.500%, 11/15/18	USD	35,000		30,800
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	15,000	[2]	12,938
Qwest Capital Funding, Inc., 7.250%, 02/15/11	USD	75,000	[2]	72,938
Qwest Capital Funding, Inc., 7.750%, 02/15/31	USD	50,000		46,750
Qwest Corp., 6.875%, 09/15/33	USD	55,000		47,575
Rogers Cable, Inc., 5.500%, 03/15/14	USD	110,000		97,625
Rogers Wireless Inc., 7.625%, 12/15/11	CAD	55,000		51,487
Shaw Communications, Inc., 6.150%, 05/09/16	CAD	190,000		160,480
Sing Telecommunications, 6.000%, 11/21/11	EUR	50,000		69,018
Smithfield Foods, Inc., 7.000%, 08/01/11	USD	145,000	[2]	140,288
Stena AB, 7.000%, 12/01/16	USD	170,000		156,400
Stena AB, 7.500%, 11/01/13	USD	75,000		72,750
Telefonica Emisiones SAU, 6.421%, 06/20/16	USD	265,000		264,450
Time Warner, Inc., 6.625%, 05/15/29	USD	310,000		297,859
US West Communications, Inc., 7.250%, 09/15/25	USD	5,000		4,675
Vale Overseas Limited., 8.250%, 01/17/34	USD	185,000		199,569
WPP Group, PLC. 6.000%, 06/18/08	EUR	50,000		66,426
Xerox Corp., 6.400%, 03/15/16	USD	216,000	[2]	203,850
Total Industrials				5,359,687

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Utilities - 2.2%
Dominion Resources, Inc., 5.000%, 03/15/13	USD	450,000		$421,004
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	USD	200,000		207,591
Enersis SA, Yankee, 7.400%, 12/01/16	USD	80,000		81,331
MidAmerican Energy Holdings, 6.125%, 04/01/36 (a)	USD	190,000		177,608
Scottish Power, 6.625%, 01/14/10	GBP	90,000		173,014
Total Utilities				1,060,548
Total Corporate Bonds (cost $19,703,199)				19,101,551
U.S. Government and Agency Obligations - 19.0%
U.S. Government Agency Obligations - 16.8%
Federal Farm Credit Bank, 4.125%, 04/15/09		965,000	[2]	932,806
FHLMC Gold Pool, 4.000%, 02/01/20		64,555		59,585
FHLMC Gold Pool, 4.500%, 04/01/35		292,043		265,604
FHLMC Gold Pool, 5.000%, 04/01/20		212,272		204,373
FHLMC Gold Pool, 5.000%, 07/01/35		1,276,319		1,192,883
FHLMC Gold Pool, 6.000%, 05/01/18		31,281		31,338
FHLMC Gold Pool, 6.000%, 10/01/20		52,152		52,272
FHLMC Gold Pool, 6.500%, 08/01/35		35,916		36,134
FHLMC Gold Pool, 6.500%, 10/01/35		44,539		44,809
FNMA, 1.750%, 03/26/08	JPY	140,000,000		1,244,417
FNMA, 2.290%, 02/19/09	SGD	400,000		243,185
FNMA, 4.500%, 05/01/20		215,864		204,043
FNMA, 4.500%, 09/01/35		86,943		78,821
FNMA, 5.000%, 06/01/20		52,715		50,786
FNMA, 5.000%, 07/01/35		195,654		183,010
FNMA, 5.000%, 09/01/35		417,839		390,836
FNMA, 5.000%, 10/01/19		70,386		67,894
FNMA, 5.000%, 10/01/19		25,666		24,758
FNMA, 5.500%, 06/01/35		320,032		307,606
FNMA, 5.500%, 09/01/20		50,481		49,592
FNMA, 5.500%, 09/01/35		174,371		167,601
FNMA, 5.500%, 11/01/16		24,477		24,068
FNMA, 5.500%, 11/01/34		64,446		62,065
FNMA, 5.500%, 12/01/35		1,146,073		1,101,574
FNMA, 6.000%, 04/01/35		201,564		198,788
FNMA, 6.000%, 05/01/35		145,190		143,016
FNMA, 6.000%, 06/01/17		72,487		72,609
FNMA, 6.000%, 11/01/17		58,071		58,293
FNMA, 6.000%, 08/15/20		152,351		152,732
FNMA, 6.000%, 11/01/34		166,266		163,976
FNMA, 6.500%, 03/01/33		125,993		127,183
FNMA, 6.500%, 05/01/36		38,550		38,756
FNMA, 6.500%, 10/01/35		103,970		104,580

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
U.S. Government Agency Obligations - 16.8% (continued)
GNMA, 5.500%, 02/20/36	$90,207		$87,085
GNMA, 5.500%, 11/20/34	33,673		32,530
GNMA, 6.000%, 10/20/35	41,939		41,507
Total U.S. Government Agency Obligations			8,241,115
U.S. Treasury - 2.2%
USTB, 4.470%, 07/20/06	152,000	[2]	151,691
USTN, 4.750%, 03/31/11	955,000	[2]	940,638
Total U.S. Treasury			1,092,329
Total U.S. Government and Agency Obligations (cost $9,266,828)			9,333,444

Other Investment Companies - 14.1%1	Shares
Bank of New York Institutional Cash Reserves Fund, 5.30%[3]	5,832,644		5,832,644
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	1,072,655		1 ,072,655
Total Other Investment Companies (cost $6,905,299)			6,905,299
Total Investments - 112.0% (cost $55,257,281)			55,001,648
Other Assets, less Liabilities - (0.12)%			(5,875,493)
Net Assets- 100.0%			$49,126,155

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2006, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$95,743,167	$15,833,221	$(2,093,770)	$13,739,451
Capital Appreciation	80,398,027	6,594,973	(1,953,169)	4,641,804
Small Company	39,029,839	5,465,286	(1,803,381)	3,661,905
International Equity	179,342,387	51,319,543	(3,809,457)	47,510,086
Emerging Markets Equity	107,209,036	35,700,835	(3,868,676)	31,832,159
Bond	669,324,224	6,476,170	(10,961,155)	(4,484,985)
Global Bond	55,257,281	835,152	(1,090,785)	(255,633)

*	Non-income-producing security.
#	Rounds to less than 0.01%
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2006, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Emerging Markets Equity	$4,187,617	3.3%
Bond	59,021,880	11.4%
Global Bond	2,229,038	4.5%

[1]	Yield shown for an investment company represents its June 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2006, amounting to:

Fund	Market Value	% of Net Assets
Value	$23,739,713	28.0%
Capital Appreciation	17,949,996	27.4%
Small Company	6,943,588	19.5%
International Equity	16,528,361	7.7%
Emerging Markets Equity	14,494,956	11.5%
Bond	150,046,466	28.9%
Global Bond	5,640,703	11.5%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Zero coupon security.
[5]	Security is illiquid.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
USTB:	United States Treasury Bond
USTN:	United States Treasury Note
GMAC:	General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso
AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
CZK:	Czech Koruna
EUR:	Euro
GBP:	British Pound
HKD:	Hong Kong Dollar
HUF:	Hungarian Forint
IDR:	Indonesian Rupiah
ILS:	Israeli Shekel
JPY:	Japanese Yen
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysian Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Philippine Peso
SEK:	Swedish Krona
SGD:	Singapore Dollar
THB:	Thailand Baht
TRY:	Turkish Lira
TWD:	Taiwan Dollar
ZAR:	South African Rand

Statements of Assets and Liabilities

June 30, 2006 (unaudited)

	Managers Value Fund	Managers Capital Appreciation Fund	Managers Small Company Fund
Assets:
Investments at value (including securities on loan valued at $23,739,713, $17,949,996, $6,943,588, $16,528,361, $14,494,956, $150,046,466, $5,640,703, respectively)*	$109,482,618	$85,039,831	$42,691,744
Cash	—	—	—
Foreign currency**	—	—	—
Receivable for investments sold	—	—	165,156
Receivable for Fund shares sold	24,465	24,969	74,970
Receivable for open forward foreign currency contracts	—	—	—
Receivable for variation margin on futures	—	—	—
Dividends, interest and other receivables	81,214	35,239	18,087
Prepaid expenses	16,615	12,563	17,535

Total assets	109,604,912	85,112,602	42,967,492

Liabilities:
Payable to affiliate	—	—	9,530
Payable to Custodian	135,539	30,172	28,463
Payable for Fund shares repurchased	82,341	87,175	82,172
Payable upon return of securities loaned	24,339,908	18,320,051	7,032,010
Payable for investments purchased	—	975,981	206,994
Payable for open forward foreign currency contracts	—	—	—
Accrued expenses:
Investment advisory and management fees	48,938	39,036	25,656
Administrative fees	17,306	13,437	7,127
Other	44,639	48,720	17,876

Total liabilities	24,668,671	19,514,572	7,409,828

Net Assets	$84,936,241	$65,598,030	$35,557,664

Shares outstanding	2,957,545	2,435,198	3,187,200

Net asset value, offering and redemption price per share	$28.72	$26.94	$11.16

Net Assets Represent:
Paid-in capital	$63,652,627	$207,643,128	$32,999,429
Undistributed net investment income (loss)	485,394	(50,112)	(132,517)
Accumulated net realized gain (loss) from investments, futures and foreign currency transactions	7,058,769	(146,636,790)	(971,153)
Net unrealized appreciation (depreciation) of investments, futures and foreign currency contracts and translations	13,739,451	4,641,804	3,661,905

Net Assets	$84,936,241	$65,598,030	$35,557,664

* Investments at cost	$95,743,167	$80,398,027	$39,029,839
** Foreign currency at cost	—	—	—

The accompanying notes are an integral part of these financial statements.

	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Bond Fund	Managers Global Bond Fund
Assets:
Investments at value (including securities on loan valued at $23,739,713, $17,949,996, $6,943,588, $16,528,361, $14,494,956, $150,046,466, $5,640,703, respectively)*	$226,852,473	$139,041,195	$664,839,239	$55,001,648
Cash	119,288	—	322,208	—
Foreign currency**	332,747	1,271,280	553,944	189,779
Receivable for investments sold	3,926,194	428,960	69,250	744,735
Receivable for Fund shares sold	48,908	162,144	1,333,832	35,322
Receivable for open forward foreign currency contracts	694,123	—	—	1,050,235
Receivable for variation margin on futures	23,331	—	—	—
Dividends, interest and other receivables	493,896	446,496	6,152,322	645,708
Prepaid expenses	17,044	47,781	36,900	17,794

Total assets	232,508,004	141,397,856	673,307,695	57,685,221

Liabilities:
Payable to affiliate	—	—	—	—
Payable to Custodian	—	195,902	—	39,718
Payable for Fund shares repurchased	116,272	132,449	413,384	71,615
Payable upon return of securities loaned	16,875,369	15,041,132	152,971,425	5,832,644
Payable for investments purchased	1,153,223	194,431	114,245	1,507,168
Payable for open forward foreign currency contracts	684,658	—	—	1,021,268

Accrued expenses:
Investment advisory and management fees	152,515	113,457	255,708	24,716
Administrative fees	42,365	24,665	104,352	8,043
Other	188,737	171,400	71,156	53,894

Total liabilities	19,213,139	15,873,436	153,930,270	8,559,066

Net Assets	$213,294,865	$125,524,420	$519,377,425	$49,126,155

Shares outstanding	3,578,885	5,914,167	21,972,002	2,369,348

Net asset value, offering and redemption price per share	$59.60	$21.22	$23.64	$20.73

Net Assets Represent:
Paid-in capital	$240,437,937	$86,385,427	$524,422,760	$48,489,963
Undistributed net investment income (loss)	1,248,207	1,055,038	(338,927)	772,418

Accumulated net realized gain (loss) from investments, futures and foreign currency transactions	(76,008,971)	6,243,417	(204,061)	90,430

Net unrealized appreciation (depreciation) of investments, futures and foreign currency contracts and translations	47,617,692	31,840,538	(4,502,347)	(226,656)

Net Assets	$213,294,865	$125,524,420	$519,377,425	$49,126,155

* Investments at cost	$179,342,387	$107,209,036	$669,324,224	$55,257,281
** Foreign currency at cost	331,510	1,263,659	558,834	187,590

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2006 (unaudited)

	Managers Value Fund	Managers Capital Appreciation Fund	Managers Small Company Fund
Investment Income:
Dividend income	$1,101,939	$499,474	$122,206
Interest income	—	—	—
Foreign withholding tax	(7,170)	(9,490)	(755)
Securities lending fees	11,832	8,852	11,656

Total investment income	1,106,601	498,836	133,107

Expenses:
Investment management fees	400,161	351,039	169,469
Administrative fees	133,387	109,699	47,075
Transfer agent	52,135	52,608	20,120
Professional fees	19,771	17,550	9,063
Custodian	17,560	23,333	11,771
Registration fees	8,154	7,415	5,415
Reports to shareholders	5,417	3,841	1,990
Trustees fees and expenses	3,080	2,445	1,187
Miscellaneous	2,221	283	1,094

Total expenses before offsets	641,886	568,213	267,184

Expense (reimbursement)/recoupment	(7,164)	(2,119)	5,850
Expense reductions	(13,515)	(17,146)	(7,410)

Net expenses	621,207	548,948	265,624

Net investment income (loss)	485,394	(50,112)	(132,517)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	6,298,281	9,138,425	5,731,617
Net realized gain on futures contracts	—	—	—
Net realized gain (loss) on foreign currency contracts and transactions	—	—	—
Net unrealized appreciation (depreciation) of investments	(2,572,872)	(9,293,295)	(4,262,114)
Net unrealized depreciation of futures contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts and translations	—	—	—

Net realized and unrealized gain (loss)	3,725,409	(154,870)	1,469,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,210,803	$(204,982)	$1,336,986

The accompanying notes are an integral part of these financial statements.

	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Bond Fund	Managers Global Bond Fund
Investment Income:
Dividend income	$3,401,374	$2,351,467	$165,065	—
Interest income	—	—	11,662,722	$896,188
Foreign withholding tax	(309,383)	(175,017)	—	—
Securities lending fees	108,972	28,880	98,049	4,299

Total investment income	3,200,963	2,205,330	11,925,836	900,487

Expenses:
Investment management fees	963,680	750,308	1,461,304	159,894
Administrative fees	267,689	163,110	584,521	45,684
Transfer agent	101,142	81,747	144,184	21,530
Professional fees	22,319	18,481	37,853	21,396
Custodian	179,914	102,210	46,739	21,986
Registration fees	8,357	7,933	17,956	7,807
Reports to shareholders	8,656	2,630	20,246	1,433
Trustees fees and expenses	5,447	2,698	11,390	1,312
Miscellaneous	18,666	5,749	9,942	1,749

Total expenses before offsets	1,575,870	1,134,866	2,334,135	282,791

Expense (reimbursement)/recoupment	—	—	(19,440)	(10,736)
Expense reductions	(32,202)	—	—	(100)

Net expenses	1,543,668	1,134,866	2,314,695	271,955

Net investment income (loss)	1,657,295	1,070,464	9,611,141	628,532

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	25,182,976	6,532,923	(26,145)	104,477
Net realized gain on futures contracts	13,876	—	—	—
Net realized gain (loss) on foreign currency contracts and transactions	(132,276)	(17,704)	10,588	(14,047)
Net unrealized appreciation (depreciation) of investments	(4,829,727)	(1,215,900)	(9,192,117)	510,010
Net unrealized depreciation of futures contracts	(13,214)	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts and translations	63,094	(4,752)	28,550	(12,993)

Net realized and unrealized gain (loss)	20,284,729	5,294,567	(9,179,124)	587,447

Net Increase (Decrease) in Net Assets Resulting irom Operations	$21,942,024	$6,365,031	$432,017	$1,215,979

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited) and for the fiscal year ended December 31, 2005

	Managers Value Fund		Managers Capital Appreciation Fund		Managers Small Company Fund
	2006	2005	2006	2005	2006	2005
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$485,394	$873,773	$(50,112)	$(269,927)	$(132,517)	$(253,791)
Net realized gain on investments, futures and foreign currency transactions	6,298,281	14,156,521	9,138,425	6,056,702	5,731,617	1,316,218
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(2,572,872)	(7,729,948)	(9,293,295)	(730,839)	(4,262,114)	631,127

Net increase (decrease) in net assets resulting from operations	4,210,803	7,300,346	(204,982)	5,055,936	1,336,986	1,693,554

Distributions to Shareholders:
From net investment income	—	(974,970)	—	—	—	—
From net realized gain on investments	—	(12,602,042)	—	—	—	—

Total distributions to shareholders	—	(13,577,012)	—	—	—	—

From Capital Share Transactions:
Proceeds from sale of shares	10,221,507	41,625,309	8,018,417	32,049,419	6,561,820	13,834,182
Reinvestment of dividends and distributions	—	13,449,285	—	—	—	—
Cost of shares repurchased	(54,139,200)	(43,702,003)	(47,093,118)	(30,575,012)	(9,334,503)	(6,163,175)

Net increase (decrease) from capital share transactions	(43,917,693)	11,372,591	(39,074,701)	1,474,407	(2,772,683)	7,671,007

Total increase (decrease) in net assets	(39,706,890)	5,095,925	(39,279,683)	6,530,343	(1,435,697)	9,364,561

Net Assets:
Beginning of period	124,643,131	119,547,206	104,877,713	98,347,370	36,993,361	27,628,800

End of period	$84,936,241	$124,643,131	$65,598,030	$104,877,713	$35,557,664	$36,993,361

End of period undistributed net investment income (loss)	$485,394	—	$(50,112)	—	$(132,517)	—

Share Transactions:
Sale of shares	354,482	1,419,446	280,955	1,250,037	571,875	1,346,911
Reinvested shares	—	479,168	—	—	—	—
Shares repurchased	(1,851,570)	(1,465,605)	(1,619,122)	(1,149,831)	(797,357)	(599,977)

Net increase (decrease) in shares	(1,497,088)	433,009	(1,338,167)	100,206	(225,482)	746,934

The accompanying notes are an integral part of these financial statements.

	Managers International Equity Fund		Managers Emerging Markets Equity Fund		Managers Bond Fund		Managers Global Bond Fund
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,657,295	$1,606,669	$1,070,464	$483,564	$9,611,141	$11,379,121	$628,532	$924,935
Net realized gain on investments, futures and foreign currency transactions	25,064,576	27,455,397	6,515,219	8,194,901	(15,557)	3,310,368	90,430	783,739
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(4,779,847)	884,817	(1,220,652)	17,294,853	(9,163,567)	(6,574,645)	497,017	(3,673,290)

Net increase (decrease) in net assets resulting from operations	21,942,024	29,946,883	6,365,031	25,973,318	432,017	8,114,844	1,215,979	(1,964,616)

Distributions to Shareholders:
From net investment income	—	(2,001,385)	—	(299,119)	(10,083,845)	(12,451,131)	—	(1,549,265)
From net realized gain on investments	—	—	—	(9,253,162)	—	(2,620,643)	—	(599,669)

Total distributions to shareholders	—	(2,001,385)	—	(9,552,281)	(10,083,845)	(15,071,774)	—	(2,148,934)

From Capital Share Transactions:
Proceeds from sale of shares	22,968,188	36,147,458	22,747,094	51,433,377	166,711,932	255,440,152	10,536,744	17,762,867
Reinvestment of dividends and distributions	—	1,625,660	—	8,975,928	9,520,104	14,138,984	—	2,136,679
Cost of shares repurchased	(38,008,474)	(93,386,057)	(20,816,498)	(23,168,214)	(73,650,879)	(95,384,135)	(5,757,840)	(9,108,361)

Net increase (decrease) from capital share transactions	(15,040,286)	(55,612,939)	1,930,596	37,241,091	102,581,157	174,195,001	4,778,904	10,791,185

Total increase (decrease) in net assets	6,901,738	(27,667,441)	8,295,627	53,662,128	92,929,329	167,238,071	5,994,883	6,677,635

Net Assets:
Beginning of period	206,393,127	234,060,568	117,228,793	63,566,665	426,448,096	259,210,025	43,131,272	36,453,637

End of period	$213,294,865	$206,393,127	$125,524,420	$117,228,793	$519,377,425	$426,448,096	$49,126,155	$43,131,272

End of period undistributed net investment income (loss)	$1,248,207	$(409,088)	$1,055,038	$(15,426)	$(338,927)	$133,777	$772,418	$143,886

Share Transactions:
Sale of shares	385,370	754,899	1,036,224	2,819,768	6,961,250	10,471,518	513,983	820,950
Reinvested shares	—	30,335	—	450,177	399,496	581,998	—	105,882
Shares repurchased	(645,831)	(1,920,526)	(953,299)	(1,291,342)	(3,075,719)	(3,910,052)	(280,493)	(419,719)

Net increase (decrease) in shares	(260,461)	(1,135,292)	82,925	1,978,603	4,285,027	7,143,464	233,490	507,113

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each period

Managers Value Fund	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$27.98		$29.73	$26.24	$20.69	$27.45	$27.73

Income from Investment Operations:
Net investment income	0.16		0.23	0.17	0.11	0.15	0.09
Net realized and unrealized gain (loss) on investments	0.58		1.43	3.47	5.56	(6.65)	0.70

Total from investment operations	0.74		1.66	3.64	5.67	(6.50)	0.79

Less Distributions to Shareholders from:
Net investment income	—		(0.25)	(0.15)	(0.12)	(0.16)	(0.08)
Net realized gain on investments	—		(3.16)	—	—	(0.10)	(0.99)

Total distributions to shareholders	—		(3.41)	(0.15)	(0.12)	(0.26)	(1.07)

Net Asset Value, End of Period	$28.72		$27.98	$29.73	$26.24	$20.69	$27.45

Total Return [1]	2.65%[2]		5.53%	13.87%	27.39%	(23.79)%	2.92%

Ratio of net expenses to average net assets [1]	1.16%[3]		1.18%	1.22%	1.27%	1.28%	1.25%
Ratio of total expenses to average net assets [1]	1.20	%[3],5	1.15%[5]	1.38%[5]	1.42%[5]	1.35%	1.35%
Ratio of net investment income to average net assets	0.91%[3]		0.72%	0.62%	0.59%	0.60%	0.43%
Portfolio turnover	13%[2]		54%	39%	40%	53%	147%
Net assets at end of period (000’s omitted)	$84,936		$124,643	$119,547	$100,720	$48,001	$63,628

Managers Capital Appreciation Fund	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$27.79		$26.77	$25.46	$20.36	$29.29	$42.79

Income from Investment Operations:
Net investment loss	(0.02)		(0.07)[6]	(0.07)	(0.16)	(0.28)	(0.25)
Net realized and unrealized gain (loss) on investments	(0.83)		1.09	1.38	5.26	(8.65)	(13.25)

Total from investment operations	(0.85)		1.02	1.31	5.10	(8.93)	(13.50)

Net Asset Value, End of Period	$26.94		$27.79	$26.77	$25.46	$20.36	$29.29

Total Return [1]	(3.09)%[2]		3.85%	5.14%	25.05%	(30.49)%	(31.55)%

Ratio of net expenses to average net assets [1]	1.25%[3]		1.28%	1.34%	1.33%	1.39%	1.34%
Ratio of total expenses to average net assets [1]	1.29	%[3],5	1.22%[5]	1.47%[5]	1.52%[5]	1.43%	1.40%
Ratio of net investment loss to average net assets	(0.11)%[3]		(0.27)%	(0.26)%	(0.67)%	(1.07)%	(0.75)%
Portfolio turnover	256%[2]		97%	79%	109%	141%	265%
Net assets at end of period (000’s omitted)	$65,598		$104,878	$98,347	$110,903	$107,545	$186,876

Financial Highlights

For a share outstanding throughout each period

Managers Small Company Fund	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.84		$10.36	$9.19	$6.40	$8.16	$9.29

Income from Investment Operations:
Net investment loss	(0.04)		(0.08)[6]	(0.08)	(0.09)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	0.36		0.56	1.25	2.88	(1.63)	(1.06)

Total from investment operations	0.32		0.48	1.17	2.79	(1.76)	(1.13)

Net Asset Value, End of Period	$11.16		$10.84	$10.36	$9.19	$6.40	$8.16

Total Return[1]	2.95%[2]		4.63%	12.73%	43.59%	(21.57)%	(12.16)%

Ratio of net expenses to average net assets[1]	1.41%[3]		1 .45%	1.45%	1.45%	1.40%	1.30%
Ratio of total expenses to average net assets[1]	1.42	%[3],5	1.41%[5]	1.43%[5]	1.50%	1.70%	1.71%
Ratio of net investment loss to average net assets	(0.70)%[3]		(0.82)%	(1.05)%	(1.20)%	(1.17)%	(0.92)%
Portfolio turnover	105%[2]		26%	18%	48%	134%	95%
Net assets at end of period (000’s omitted)	$35,558		$36,993	$27,629	$18,750	$12,610	$26,764

Managers International Equity Fund	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31,
			2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$53.76		$47.05	$41.13	$31.22	$37.61	$49.38

Income from Investment Operations:
Net investment income	0.46		0.37	0.27	0.34	0.19	0.20 [4]
Net realized and unrealized gain (loss) on investments	5.38		6.83	5.96	10.04	(6.48)	(11.72)[4]

Total from investment operations	5.84		7.20	6.23	10.38	(6.29)	(11.52)

Less Distributions to Shareholders from:
Net investment income	—		(0.49)	(0.31)	(0.47)	(0.10)	(0.25)
Net realized gain on investments	—		—	—	—	—	—

Total distributions to shareholders	—		(0.49)	(0.31)	(0.47)	(0.10)	(0.25)

Net Asset Value, End of Period	$59.60		$53.76	$47.05	$41.13	$31.22	$37.61

Total Return	10.84%[2]		15.30%	15.17%	33.21%	(16.71)%	(23.35)%

Ratio of net expenses to average net assets[1]	1.44%[3]		1.45%	1.62%	1.72%	1.54%	1.45%
Ratio of total expenses to average net assets[1]	1.47	%[3],5	1.42%[5]	1.70%[5]	1.73%	1.56%	1.46%
Ratio of net investment income to average net assets	1.55%[3]		0.75%	0.57%	0.70%	0.54%	0.46%[4]
Portfolio turnover	36%[2]		79%	93%	80%	132%	108%
Net assets at end of period (000’s omitted)	$213,295		$206,393	$234,061	$266,611	$362,561	$560,602

Financial Highlights

For a share outstanding throughout each period

	For the six		For the year ended December 31,
Managers Emerging Markets Equity Fund	months ended June 30, 2006 (unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.10		$16.50	$13.26	$8.80	$9.56	$9.63

Income from Investment Operations:
Net investment income (loss)	0.18		0.52	0.08	0.01	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.94		4.84	3.74	4.50	(0.79)	(0.04)

Total from investment operations	1.12		5.36	3.82	4.51	(0.76)	(0.05)

Less Distributions to Shareholders from:
Net investment income	—		(0.55)	(0.06)	(0.05)	—	—
Net realized gain on investments	—		(1.21)	(0.52)	—	—	(0.02)

Total distributions to shareholders	—		(1.76)	(0.58)	(0.05)	0.00	(0.02)

Net Asset Value, End of Period	$21.22		$20.10	$16.50	$13.26	$8.80	$9.56

Total Return[1]	5.57%[2]		32.53%	28.85%	51.20%	(7.95)%	(0.57)%

Ratio of net expenses to average net assets[1]	1.74%[3]		1 .50%	1 .85%	1.99%	1.97%	1.94%
Ratio of total expenses to average net assets[1]	1.74	%[3],5	1 .72%[5]	1 .87%[5]	1.97%[5]	2.18%	2.36%
Ratio of net investment income (loss) to average net assets	1.64%[3]		0.59%	0.67%	0.08%	0.32%	(0.09)%
Portfolio turnover	16%[2]		35%	58%	79%	68%	69%
Net assets at end of period (000’s omitted)	$125,524		$117,229	$63,567	$36,728	$22,211	$15,202

	For the six		For the year ended December 31,
Managers Bond Fund	months ended June 30, 2006 (unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$24.11		$24.58	$24.58	$23.44	$22.32	$21.75

Income from Investment Operations:
Net investment income	0.48		0.88	0.80	1.08	1.24	1.44
Net realized and unrealized gain (loss) on investments	(0.44)		(0.32)	0.30	1.40	1.12	0.60

Total from investment operations	0.04		0.56	1.10	2.48	2.36	2.04

Less Distributions to Shareholders from:
Net investment income	(0.51)		(0.88)	(0.93)	(1.11)	(1.24)	(1.45)
Net realized gain on investments	—		(0.15)	(0.17)	(0.23)	—	(0.02)

Total distributions to shareholders	(0.51)		(1.03)	(1.10)	(1.34)	(1.24)	(1.47)

Net Asset Value, End of Period	$23.64		$24.11	$24.58	$24.58	$23.44	$22.32
Total Return[1]	0.15%[2]		2.29%	5.14%	10.77%	10.98%	9.64%
Ratio of net expenses to average net assets[1]	0.99%[3]		0.99%	0.99%	0.99%	1.00%	1.18%
Ratio of total expenses to average net assets[1]	1.00	%[3],5	1.02%[5]	1 .06%[5]	1.09%[5]	1.17%	1.18%
Ratio of net investment income to average net assets	4.11%[3]		3.36%	3.65%	4.50%	5.55%	6.45%
Portfolio turnover	23%[2]		26%	16%	73%	24%	16%
Net assets at end of period (000’s omitted)	$519,377		$426,448	$259,210	$179,641	$128,341	$66,817

Financial Highlights

For a share outstanding throughout each period

	For the six		For the year ended December 31,
Managers Global Bond Fund	months ended June 30, 2006 (unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.19		$22.38	$22.19	$20.58	$17.97	$18.98

Income from Investment Operations:
Net investment income	0.26		0.63	0.65	0.80	0.81	0.57 [4]
Net realized and unrealized gain (loss) on investments	0.28		(1.75)	1.49	3.43	2.57	(1.33)[4]

Total from investment operations	0.54		(1.12)	2.14	4.23	3.38	(0.76)

Less Distributions to Shareholders from:
Net investment income	—		(0.77)	(1.34)	(2.09)	(0.55)	—
Net realized gain on investments	—		(0.30)	(0.61)	(0.53)	(0.22)	(0.25)

Total distributions to shareholders	—		(1.07)	(1.95)	(2.62)	(0.77)	(0.25)

Net Asset Value, End of Period	$20.73		$20.19	$22.38	$22.19	$20.58	$17.97

Total Return[1]	2.67%[2]		(4.94)%	9.62%	20.69%	18.85%	(4.10)%

Ratio of net expenses to average net assets[1]	1.1 9%[3]		1.19%	1.29%	1.68%	1.55%	1.45%
Ratio of total expenses to average net assets[1]	1.24	%[3],[5]	1.26%[5]	1.49%[5]	1.68%	1.56%	1.46%
Ratio of net investment income to average net assets	2.75%[3]		2.38%	2.73%	3.48%	4.01%	2.87%[4]
Portfolio turnover	36%[2]		64%	130%	152%	220%	244%
Net assets at end of period (000's omitted)	$49,126		$43,131	$36,454	$32,307	$19,746	$19,879

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]	Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the year ended December 31, 2001 on International Equity and Global Bond was to decrease net investment income and increase net realized and unrealized gain (loss) per share by $0.01and $0.04, respectively. The effect of this change on the other Funds was not significant. Without this change the ratio of net investment income to average net assets for the year ended December 31, 2001 for International Equity and Global Bond would have been 0.46% and 3.08%, respectively. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.
[5]	Excludes the impact of expense (reimbursement)/recoupment and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c to the Notes to Financial Statements.)
[6]	Per share numbers have been calculated using average shares.

Notes to Financial Statements

June 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Value Fund (“Value”), Managers Capital Appreciation Fund (“Capital Appreciation”), Managers Small Company Fund (“Small Company”), Managers International Equity Fund (“International Equity”), Managers Emerging Markets Equity Fund (“Emerging Markets Equity”), Managers Bond Fund (“Bond”) and Managers Global Bond Fund (“Global Bond”), collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2006, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Value -$13,515 or 0.03%; Capital Appreciation -$17,146 or 0.04%; Small Company - $7,410 or 0.04% and International Equity -$31,784 or 0.03%.

In addition, each of the Funds has a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2006, the custodian expense was reduced as follows: International Equity - $418; and Global Bond - $100.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2006, overdraft fees for International Equity and Global Bond equaled $6,988 and $135, respectively. Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment

Notes to Financial Statements (continued)

Manager for the Funds, has contractually agreed, through at least May 1, 2007, to waive fees and pay or reimburse expenses of Small Company, Bond and Global Bond to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.45%, 0.99% and 1.19%, respectively, of each Fund’s average daily net assets. The Investment Manager has also contractually agreed to waive fees on Value, Capital Appreciation, International Equity and Emerging Markets Equity to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.19%, 1.29%, 1.55% and 1.79%, respectively, of each Fund’s average daily net assets, provided that the amount of fees waived, paid or reimbursed does not exceed 0.25% per annum of each Fund’s average daily net assets.

Each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. For the six months ended June 30, 2006, the following Funds made such repayments to the Investment Manager in the following amounts: Value - $3,048; Capital Appreciation - $2,119; Small Company - $5,850; and Emerging Markets Equity - $1,481. At June 30, 2006, the cumulative amount of reimbursement by the Manager subject to repayment by Value, Capital Appreciation, Small Company, Bond and Global Bond equaled $101,759, $42,968, $4,699, $421,314 and $103,706, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for Global Bond and the Equity Funds. Dividends resulting from net investment income, if any, normally will be declared and paid monthly for Bond. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements. Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f.	Capital Loss Carryovers

As of June 30, 2006, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
Capital Appreciation	$111,767,513	2009
	30,988,593	2010
	12,899,489	2011

Small Company	4,928,358	2009
	1,700,278	2010

International Equity	84,638,277	2010
	16,171,901	2011

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. At June 30, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Value - one owns 23%; Capital Appreciation - one owns 14%; International Equity - two collectively own 42%; Emerging Markets Equity - two collectively own 55%; Bond - one owns 17%.

h.	Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

i.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

Notes to Financial Statements (continued)

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2006, were as follows:

Fund	Investment Management Fee
Value	0.75%
Capital Appreciation	0.80%
Small Company	0.90%
International Equity	0.90%
Emerging Markets Equity	1.15%
Bond	0.625%
Global Bond	0.70%

The Trust has entered into an Administration and Shareholder Servicing Agreement (“Administration Agreement”) under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Under the terms of the Administration Agreement, each of the Funds, except Global Bond, pay a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets. Global Bond pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trust receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represent each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2006, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Value	$13,358,218	$55,402,881	N/A	N/A
Capital Appreciation	125,450,157	162,572,719	N/A	N/A
Small Company	37,131,845	38,958,141	N/A	N/A
International Equity	75,406,689	110,385,026	N/A	N/A
Emerging Markets Equity	22,950,607	20,863,966	N/A	N/A
Bond	201,633,088	103,282,227	$30,962,213	$86,049,841
Global Bond	23,160,982	16,036,533	8,014,121	5,627,244

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the impact of adoption will have on the financial statements.

6.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

7.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8.	Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds, except Value, Capital Appreciation, and Small Company, may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes to Financial Statements (continued)

Open forward foreign currency exchange contracts (in U.S. Dollars) at June 30, 2006 were as follows:

Foreign Currency	Position	Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/ (Loss)
Managers International Equity Fund
euro-dollar Contracts	Short	7/5/06	$(80,109)	$(80,076)	$(33)
Japanese Yen	Short	7/5/06	(187,126)	(183,564)	(3,562)
Japanese Yen	Short	7/5/06	(142,684)	(142,772)	88
euro-dollar Contracts	Long	7/3/06	275,508	272,374	3,134
Pound Sterling	Long	7/3/06	266,355	260,793	5,562
Pound Sterling	Long	7/5/06	283,158	282,863	295
Norwegian Krone	Long	7/3/06	279,021	275,040	3,981

			$694,123	$684,658	$9,465

Managers Global Bond Fund
Australian Dollar	Short	8/11/06	$(230,228)	$(239,320)	$9,092
Australian Dollar	Short	8/24/06	(271,034)	(274,301)	3,267
Canadian Dollar	Short	8/21/06	(986,964)	(982,976)	(3,988)
Canadian Dollar	Short	7/5/06	(583,576)	(579,785)	(3,791)
Canadian Dollar	Short	7/5/06	(14,419)	(14,492)	73
Mexican Peso	Short	9/19/06	(488,069)	(484,257)	(3,812)
New Zealand Dollar	Short	8/11/06	(145,879)	(150,067)	4,188
Australian Dollar	Long	8/11/06	22,280	22,560	(280)
Canadian Dollar	Long	8/21/06	583,206	579,317	3,889
Canadian Dollar	Long	8/21/06	26,917	26,908	9
euro-dollar Contracts	Long	7/5/06	1,066,498	1,046,178	20,320

			$(1,021,268)	$(1,050,235)	$28,967

9.	Futures Contracts Held or Issued for Purposes other than Trading

International Equity uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. International Equity had the following open futures contracts as of June 30, 2006:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/ (Loss)
3-Month Japanese Yen	6	Short	09/07/06	$(3,984)

Annual Renewal of Investment Advisory Agreements (unaudited)

MANAGERS VALUE FUND, MANAGERS BOND FUND,

MANAGERS EMERGING MARKETS EQUITY FUND, MANAGERS

SMALL COMPANY FUND, MANAGERS GLOBAL BOND FUND,

MANAGERS INTERNATIONAL EQUITY FUND:

On June 2, 2006, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each of the Subadvisors. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise each of the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the performance of the Fund.

In connection with the Board’s consideration of the Subadvisory Agreement with Epoch Investment Partners, Inc. (“Epoch”), which became a Subadvisor to the Small Company Fund on March 8, 2006, the Trustees, at its March 3, 2006 meeting, reviewed information related to the prior investment performance of Epoch’s portfolio management team in managing client accounts with similar investment objectives as that of the Managers Small Company Fund, including information about such performance as compared to appropriate benchmarks.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Funds’ Subadvisors and, therefore, that the fees paid to the Investment Manager cover the reasonable cost of providing portfolio management services as well as the reasonable cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager-of-managers structure.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information

Annual Renewal of Investment Advisory Agreements (continued)

provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting the total expenses of the smaller Funds. In this regard, the Trustees noted that, unlike the typical mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure and, as a Fund grows in size, it is common practice for the Investment Manager to recommend the selection of an additional Subadvisor to manage a portion of the Fund’s portfolio. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees further noted that, because of this practice, the Investment Manager’s oversight and supervisory responsibilities with respect to the Funds can be expected to increase with the size of the Funds. On this basis, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Funds at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisors are not affiliated with the Investment Manager. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Funds were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

MANAGERS VALUE FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2006 was below, above, below and below, respectively, the median performance of the Peer Group and below, above, above and below, respectively, the performance of the Fund Benchmark, which is the S&P 500 Index. The Trustees concluded that the Fund’s performance has been reasonable in light of all factors considered. The Trustees noted that the Investment Manager will continue to monitor the performance of the Subadvisor.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.19%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS BOND FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2006 was above the median performance of the Peer Group and the performance of the Fund Benchmark, which is the Lehman Brothers Government/Credit Index. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 0.99%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS EMERGING MARKETS EQUITY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 and for the period from inception of the Fund in February 1998 through March 31, 2006 was above, above, below and above, respectively, the median performance of the Peer Group for such periods. The Trustees also noted that the Fund’s performance for the 1-year, 3- year and 5-year periods ended March 31, 2006 and for the period from inception of the Fund through March 31, 2006 was below, below, below and above the Fund Benchmark, which is the MSCI EMF Index. The Trustees concluded that the Fund’s performance has been reasonable in light of all factors considered. The Trustees noted that the Investment Manager will continue to monitor the performance of the Subadvisor.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.79%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Annual Renewal of Investment Advisory Agreements (continued)

MANAGERS SMALL COMPANY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year and 3-year periods ended March 31, 2006 and for the period from inception of the Fund in June 2000 through March 31, 2006 was below the median performance of the Peer Group and the performance of the Fund Benchmark, which is the Russell 2000 Index. The Trustees concluded that the Fund’s performance has been reasonable in light of all factors considered. The Trustees noted that the Investment Manager had taken action in March 2006 to add Epoch as a Subadvisor to manage a portion of the Fund.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.45%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS GLOBAL BOND FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2006 was below, above, above and below, respectively, the median performance of the Peer Group and above, above, above and below, respectively, and the performance of the Fund Benchmark, which is the Lehman Brothers Global Aggregate Index. The Trustees further noted management’s discussion of the Fund’s performance and the strong performance of new Subadvisors that were engaged in 2004 and 2005. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.19%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS INTERNATIONAL EQUITY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2006 was above, below, below and below, respectively, the median performance of the Peer Group and above, below, below and above, respectively, the performance of the Fund Benchmark, which is the MSCI EAFE Index. The Trustees noted the favorable recent performance of the Fund. In addition, the Trustees noted that the Investment Manager had taken action to replace Subadvisors for the Fund in 2002, 2003 and 2004 to improve the performance of the Fund.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.55%, provided that the amount waived may not exceed 0.25%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the interests of each Fund and its shareholders. Accordingly, on June 2, 2006 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for each of the Fund’s Subadvisors.

MANAGERS CAPITAL APPRECIATION FUND

On June 2, 2006, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Capital Appreciation Fund (the “Fund”) and the Subadvisory Agreement with the Fund’s Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent

Annual Renewal of Investment Advisory Agreements (continued)

legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2006 was above, below, below and above, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, which is the S&P 500 Index. The Trustees took into account management’s discussion of the reasons for the Fund’s performance, including that the market environment in certain years has been particularly difficult in light of the Fund’s focus on growth companies. In addition, the Trustees noted that (1) the Fund’s recent and long-term performance has been satisfactory, (2) the Fund’s Subadvisor has recently made changes in investment personnel and approach, in an effort to enhance the Fund’s performance, and (3) the Manager in early 2006 determined not to renew the engagement of a former subadvisor to the Fund. The Trustees concluded that appropriate action is being taken to address the Fund’s performance.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the subadvisory fee out of the advisory fee that it receives from the Fund. The Trustees also noted the current asset level of the Fund and the impact on profitability of any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. On this basis, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Fund at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreement and the profitability to the Subadvisor of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their considerations at this time.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were higher than the average for the Peer Group and that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.29%, provided that the amount waived may not exceed 0.25%. The Trustees

Annual Renewal of Investment Advisory Agreements (continued)

concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Fund and its shareholders. Accordingly, on June 2, 2006 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for the Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, III

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexitor Capital Management Limited

ESSEX GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available:

(i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2006

•	Managers Special Equity Fund

Managers Special Equity Fund

Semi-Annual Report — June 30, 2006 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUNDS’ EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS
Portfolio breakdown and top ten holdings at June 30, 2006	4

SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	10
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statements of Operations	11
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	12
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	13
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder,

The first half of 2006 was characterized by increased volatility in most markets. U.S. and foreign stocks, as well as bonds were all impacted by higher oil prices, unrest in the Middle East, and uncertainty over growth rates and inflation. Times like these challenge investors to remove emotion from decisions and stay the course with their long-term investment plans.

At Managers, regardless of market conditions, we maintain a focus on providing investors with excellent, trusted, and rigorously monitored investment solutions across all major market segments and styles. We encourage our portfolio managers to take a long term view and to invest with a long term horizon. We strive to stay on course even when market volatility causes concern.

Our overriding goal is to hire fund managers that can effectively manage your assets in all types of market conditions. Toward this goal we maintain a team of skilled investment professionals focused solely on understanding the global capital markets and overseeing the managers in our Funds. We hire fund portfolio managers who excel over time, have a strong investment discipline and stick to it. Our investment team oversees the Funds’ managers and portfolios every day so you don’t have to. Once you have selected Managers Funds as part of your asset allocation, you can be assured that we are monitoring that investment every day to help ensure it is delivering on its investment mandate.

We believe we have hired some of the best managers in the market to help our investors navigate complex and volatile markets.

We believe we have hired some of the best managers in the market to help our investors navigate complex and volatile markets. An example is Dan Fuss of Loomis Sayles (Managers Bond Fund) and Bill Gross of PIMCO (Managers Fremont Bond Fund) who have both helped our investors deal with changing market conditions for years. Recently, and for differing reasons, both managers came to the conclusion that the Federal Reserve Board would stop raising short term rates and extended the maturities of their portfolio holdings. These managers made reasoned judgments on the market based on their investment philosophies and backed up by extensive research. Their well thought out and executed investment management strategies let you the investor have confidence that your assets are being managed prudently and proactively.

At Managers we appreciate the opportunity to be a part of your long term investment plan. You can rest assured that under all market conditions our team is focused on delivering you excellent investment management services.

Respectfully,

Peter M. Lebovitz President Managers Funds	Thomas G. Hoffman, CFA Executive Vice President Chief Investment Officer Managers Investment Group LLC

1

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-l) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any trans-actional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2006	Beginning Account Value 01/01/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period*
Managers Special Equity Fund
Based on Actual Fund Return	$1,000	$1,051	$7.22
Based on Hypothetical 5% Annual Return	$1,000	$1,018	$7.11
Managers Special Equity Fund- Institutional Shares
Based on Actual Fund Return	$1,000	$1,053	$6.01
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Managers Special Equity Fund Performance

All periods ended June 30, 2006 (unaudited)

	Average Annual Total Returns[1]
Managers Special Equity Fund[2]	Six Months	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
Managers Class	5.14%	11.56%	16.66%	5.07%	9.81%	13.50%	6/1/84
Institutional Class	5.26%	11.79%				11.24%	5/3/04
Russell 2000 Index	8.21%	14.58%	18.70%	8.50%	9.05%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest. com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

3

Managers Special Equity Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown

Top Ten Holdings

Security Name	Percentage of Net Assets
ITT Educational Services, Inc.*	2.2%
MI Developments, Inc., Class A*	1.9
Reliant Resources, Inc.*	1.7
AK Steel Holding Corp.*	1.6
Visteon Corp.*	1.0
aQuantive, Inc.	1.0
Tech Data Corp.	0.9
WebEx Communications, Inc.	0.8
Centene Corp.	0.8
Avista Corp.	0.8

Top Ten as a Group	12.7%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be onsidered a recommendation to buy or solicitation to sell that security.

4

Managers Special Equity Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares		Value
Common Stocks - 92.5%
Consumer Discretionary - 12.6%
ADVO, Inc.	371,333		$9,138,505
Aftermarket Technology Corp.*	513,600	[2]	12,762,960
American Axle & Manufacturing	320,600	[2]	5,485,466
AnnTaylor Stores Corp.*	452,725		19,639,210
Applebee’s International, Inc.	388,125		7,459,763
Beasley Broadcasting Group, Inc.	309,462	[2]	2,166,234
Big 5 Sporting Goods Corp.	413,200	[2]	8,057,400
Big Lots, Inc.*	907,152	[2]	15,494,156
Blount International, Inc.*	433,300		5,208,266
Buckle, Inc., The	6,300		263,781
Carter’s, Inc.*	42,600		1,125,918
Charming Shoppes, Inc. *	1,209,500	[2]	13,594,780
Cherokee, Inc.	5,700		235,752
Chipotle Mexican Grill, Inc.*	140,325	[2]	8,552,809
Coldwater Creek, Inc.*	460,425	[2]	12,320,973
Cosi, Inc.*	686,675	[2]	4,277,985
COX Radio, Inc., Class A*	368,600	[2]	5,315,212
Dana Corp.	1,009,600	[2]	2,665,344
dELiA*s Corp.*	348,871	[2]	2,818,878
Dillard’s, Inc., Class A	519,600	[2]	16,549,260
Drew Industries, Inc.*	10,400		336,960
Emmis Communications Corp., Class A*	294,524	[2]	4,606,355
Flowers Food’s, Inc.	10,430		298,715
Gaylord Entertainment Co., Class A*	161,233	[2]	7,036,208
Genesco, Inc.*	345,725	[2]	11,709,706
Group 1 Automotive, Inc.	16,000		901,440
Gymboree Corp.*	131,500		4,570,940
IMAX Corp.*	995,000	[2]	9,114,200
Kerzner International, Ltd.*	261,000	[2]	20,692,079
Men’s Wearhouse, Inc.	26,700		809,010
Monarch Casino & Resort, Inc.*	14,300		402,116
Morgans Hotel Group Co.*	201,991		3,142,980
Orient-Express Hotels, Ltd.	341,900	[2]	13,279,396
Polaris Industries, Inc.	168,800	[2]	7,309,040
Progressive Gaming International Corp.*	1,420,500	[2]	11,079,900
Rare Hospitality International, Inc.*	306,100	[2]	8,803,436
Ross Stores, Inc.	930,000	[2]	26,086,500
Ruby Tuesday, Inc.	510,900	[2]	12,471,069
Ruth’s Chris Steak House, Inc.*	332,325		6,786,077
Saks, Inc.*	1,023,000	[2]	16,541,910
Scopus Video Neworks, Ltd. * [4]	686,900	[2]	3,970,282
Select Comfort Corp.*	86,100	[2]	1,977,717
Shuffle Master, Inc.*	60,200	[2]	1,973,356
Steak n Shake Co., The*	657,900	[2]	9,960,606
Steiner Leisure, Ltd. *	11,300		446,689
Stride Rite Corp., The	20,500		270,395
Talbots, Inc.	180,400		3,328,380
The Wet Seal, Inc., Class A*	1,921,700	[2]	9,377,896
TJX Cos., Inc.	160,000	[2]	3,657,600
Too, Inc.*	42,500		1,631,575
Toro Co.	271,500	[2]	12,679,050
United Rentals, Inc.*	300,100	[2]	9,597,198
VistaPrint, Ltd.*	96,600		2,583,084
Visteon Corp.*	4,395,300	[2]	31,690,112
WMS Industries, Inc.*	116,400		3,188,196
Zumiez, Inc.*	90,250	[2]	3,390,693
Total Consumer Discretionary			418,833,518

Consumer Staples - 0.4%
Longs Drug Stores Corp.	294,225		13,422,545
NBTY, Inc.*	29,560		706,780
Total Consumer Staples			14,129,325

Energy - 2.9%
Atwood Oceanics, Inc. *	47,100		2,336,160
Comstock Resources, Inc.*	503,400		15,031,524
Houston Exploration Co.*	217,700	[2]	13,321,063
Key Energy Services, Inc.*	562,300		8,575,075
Newfield Exploration Co.*	104,300	[2]	5,104,442
NS Group, Inc.*	35,300		1,944,324
OMI Corp.	197,900	[2]	4,284,535
Overseas Shipholding Group, Inc.	130,000	[2]	7,689,500
PetroQuest Energy, Inc.*	205,950	[2]	2,529,066
Pioneer Drilling Co.*	310,700	[2]	4,797,208
Pogo Producing Co.	484,200	[2]	22,321,620
Stone Energy Corp. *	153,200	[2]	7,131,460
Universal Compression Holdings, Inc.*	22,400	[2]	1,410,528
W-H Energy Services, Inc.*	21,300		1,082,679
Total Energy			97,559,184

Financials - 13.8%
Alabama National Bancorp	59,530	[2]	4,056,970
American Financial Group, Inc.	155,300	[2]	6,662,370
American National Insurance Co.	68,950	[2]	8,944,194
American Physicians Capital, Inc. *	7,200		378,648
Arthur J. Gallagher & Co.	67,800	[2]	1,718,052
Aspen Insurance Holdings, Ltd.	441,800	[2]	10,289,522

The accompanying notes are an integral part of these financial statements.

5

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 13.8% (continued)
Asta Funding, Inc.	13,700		$513,065
BankUnited Financial Corp.	601,088	[2]	18,345,206
Banner Corp.	217,740	[2]	8,391,700
Brown & Brown, Inc.	530,200	[2]	15,492,444
Center Financial Corp.	9,500		224,580
Chittenden Corp.	495,625	[2]	12,811,906
City Holding Co.	5,800		209,612
Clark, Inc.	447,300		5,904,360
Columbia Banking System, Inc.	6,600		246,708
CompuCredit Corp.*	293,500	[2]	11,282,140
Conseco, Inc.*	755,800	[2]	17,458,980
Corus Bankshares, Inc.	66,400	[2]	1,738,352
Delphi Financial Group, Inc., Class A	393,350		14,302,206
Downey Financial Corp.	393,380	[2]	26,690,832
FelCor Lodging Trust, Inc.	750,000	[2]	16,305,000
Financial Federal Corp.	13,000		361,530
First Cash Financial Services, Inc.*	28,800		568,800
First Community Bancorp	6,100		360,388
First Republic Bank	11,700		535,860
FirstFed Financial Corp.*	34,000	[2]	1,960,780
Greenhill & Co., Inc.	11,125		675,955
Hancock Holding Co.	10,000		560,000
Hanmi Financial Corp.	21,300		414,072
Harbor Florida Bancshares, Inc.	11,700		434,538
Hilb, Rogal & Hamilton Co.	305,500	[2]	11,385,985
iStar Financial, Inc.	437,600	[2]	16,519,400
Lazard, Ltd.	351,450	[2]	14,198,580
MCG Capital Corp.	779,878	[2]	12,400,060
Ml Developments, Inc., Class A	1,804,700		61,197,376
National Western Life Insurance Co., Class A	12,000	[2]	2,875,800
Ohio Casualty Corp.	30,900		918,657
optionsXpress, Inc.	35,700		832,167
Philadelphia Consolidated Holding Co.*	34,500		1,047,420
Placer Sierra Bancshares	328,200	[2]	7,610,958
PrivateBancorp, Inc.	9,700	[2]	401,677
Prosperity Bancshares, Inc.	349,300	[2]	11,488,477
Provident Bankshares Corp.	234,865	[2]	8,546,737
RAM Holdings, Ltd.*	601,700		7,563,369
Reinsurance Group of America, Inc.	315,900	[2]	15,526,485
Scottish Re Group, Ltd.	457,300	[2]	7,627,764
SeaBright Insurance Holdings, Inc.*	455,535		7,338,669
Selective Insurance Group, Inc.	12,600		703,962
St. Joe Co., The	111,500	[2]	5,189,210
Sterling Bancshares, Inc.	18,700		350,625
Sterling Financial Corp.	816,005	[2]	24,896,312
The South Financial Group, Inc.	45,500	[2]	1,201,655
TierOne Corp.	6,400		216,128
Tower Group, Inc.	16,100		487,025
TradeStation Group, Inc.*	37,300		472,591
Trammell Crow Co.*	276,400	[2]	9,720,988
Triad Guaranty, Inc.*	109,282	[2]	5,341,704
U.S.I. Holdings Corp.*	736,501	[2]	9,876,478
United PanAm Financial Corp.*	297,900		9,056,160
Webster Financial Corp.	279,800	[2]	13,273,712
Total Financials			456,104,901
Health Care - 8.6%
Adams Respiratory Therapeutics, Inc.*	326,300	[2]	14,559,506
Affymetrix, Inc.*	22,000		563,200
American Medical Systems Holdings, Inc.*	52,800		879,120
Amsurg Corp.*	356,400		8,108,100
AngioDynamics, Inc.*	240,225		6,498,086
Candela Corp.*	22,800		361,608
Cardica, Inc.*	461,100	[2]	3,647,301
Centene Corp.*	1,166,300	[2]	27,443,038
Cepheid, Inc.*	464,700		4,512,237
Charles River Laboratories International, Inc.*	335,616	[2]	12,350,669
Cubist Pharmaceuticals, Inc.*	145,900		3,673,762
DexCom, Inc.*	747,300		10,148,334
Eclipsys Corp.*	298,600		5,422,576
Fisher Scientific International, Inc.*	60,000	[2]	4,383,000
Gen-Probe, Inc.*	258,800		13,970,024
Haemonetics Corp.*	21,900		1,018,569
Harvard Bioscience, Inc.*	537,600		2,392,320
Hologic, Inc.*	308,900	[2]	15,247,304
IMS Health, Inc.	820,081		22,019,175
Intuitive Surgical, Inc.*	104,050	[2]	12,274,779
inVentiv Health, Inc.*	44,500		1,280,710
Kendle International, Inc.*	13,200		484,836
Kyphon, Inc.*	267,350	[2]	10,255,546
LCA-Vision, Inc.	61,200	[2]	3,238,092
LifeCell Corp.*	465,000	[2]	14,377,800
Lincare Holdings, Inc.*	212,100	[2]	8,025,864
Molecular Devices Corp.*	10,700		326,992
NeoPharm, Inc.*	727,280	[2]	3,876,402

The accompanying notes are an integral part of these financial statements.

6

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 8.6% (continued)
Neurometrix, Inc.*	214,700	[2]	$6,539,762
NitroMed, Inc.*	562,500	[2]	2,716,875
NxStage Medical, Inc.*	343,400		2,997,882
Omnicell, Inc.*	308,900		4,268,998
Owens & Minor, Inc.	213,300		6,100,380
Par Pharmaceutical Co., Inc.*	136,900		2,527,174
Parexel International Corp.*	17,200		496,220
Psychiatric Solutions, Inc.*	86,200		2,470,492
Restore Medical, Inc.*	110,100	[2]	847,770
Sciele Pharma, Inc.*	51,100	[2]	1,185,009
Sirona Dental Systems, Inc.*	5,100		202,062
Sonosite, Inc.*	177,100	[2]	6,913,984
SurModics, Inc.*	20,300	[2]	733,033
Triad Hospitals, Inc.*	638,164	[2]	25,258,530
Universal Health Services, Inc., Class B	170,000		8,544,200
VCA Antech, Inc.*	48,400		1,545,412
WellCare Health Plans, Inc.*	10,100		495,405
Total Health Care			285,182,138

Industrials - 21.7%
AARCorp.*	259,200	[2]	5,762,016
Acuity Brands, Inc.	248,653	[2]	9,675,088
Adesa, Inc.	594,900	[2]	13,230,576
Air France	948,178		22,196,846
Airtran Holdings, Inc.*	1,813,425	[2]	26,947,495
Alaska Airgroup, Inc.*	615,000	[2]	24,243,300
American Commercial Lines, Inc.*	172,650	[2]	10,402,163
American Railcar Industries, Inc.	244,525	[2]	8,096,223
American Science & Engineering, Inc.*	176,750	[2]	10,237,360
Applied Industrial Technologies, Inc.	21,150		514,157
Armor Holdings, Inc.*	45,500		2,494,765
Astec Industries, Inc.*	301,700		10,294,004
Axsys Technologies, Inc.* [4]	595,550		8,974,939
BE Aerospace, Inc.*	727,600		16,632,936
Bright Horizons Family Solutions, Inc.*	16,000		603,040
Carlisle Co., Inc.	159,500	[2]	12,648,350
Celadon Group, Inc.*	22,650		499,206
Ceradyne, Inc.*	54,700		2,707,103
Columbus McKinnon Corp.*	19,875		432,083
Consolidated Graphics, Inc.*	6,100		317,566
Con-way, Inc.	105,600		6,117,408
CoStar Group, Inc.*	120,330		7,199,344
Crane Co.	427,100	[2]	17,767,360
Curtiss-Wright Corp.	187,900	[2]	5,802,352
DeVry, Inc.*	658,200	[2]	14,460,654
DRS Technologies, Inc.	28,800		1,404,000
Dycom Industries, Inc.*	674,300		14,355,847
EGL, Inc.*	263,500		13,227,700
First Advantage Corp.*	506,600	[2]	11,783,516
General Cable Corp.*	231,175	[2]	8,091,125
Genlyte Group, Inc.*	10,300		746,029
Granite Construction, Inc.	251,500	[2]	11,385,405
Greenbrier Co., Inc.	255,725	[2]	8,372,437
H&E Equipment Services, Inc.*	209,350	[2]	6,165,358
Heico Corp.	17,450		494,708
Heidrick & Struggles International, Inc.*	376,900	[2]	12,754,296
Hub Group, Inc.*	35,000		858,550
Hudson Highland Group, Inc.*	7,640	[2]	82,436
Infrasource Services, Inc.*	493,650		8,989,367
Insituform Technologies, Inc.*	195,100		4,465,839
Interpool, Inc.	428,800		9,527,936
ITT Educational Services, Inc.*	1,106,600	[2]	72,825,345
JLG Industries, Inc.	660,000		14,850,000
Kaydon Corp.	19,500		727,545
Kirby Corp.*	25,400		1,003,300
Labor Ready, Inc.*	49,000		1,109,850
Laidlaw International, Inc.	552,800	[2]	13,930,560
Lamson & Sessions Co. *	71,250		2,020,650
Lydall, Inc.*	231,500		2,134,430
McGrath RentCorp	6,800		189,108
Mobile Mini, Inc.*	317,775	[2]	9,298,097
Moog, Inc.*	14,500		496,190
Navigant Consulting, Inc.*	200,400	[2]	4,539,060
NCI Building Systems, Inc.*	289,600	[2]	15,398,032
Perini Corp.*	297,200		6,687,000
Pike Electric Corp.*	358,425	[2]	6,903,266
Portfolio Recovery Associates, Inc.*	25,100		1,147,070
Power-One, Inc.*	2,189,200		14,448,720
Precision Castparts Corp.	160,200	[2]	9,573,552
Quanta Services, Inc.*	524,350	[2]	9,086,986
Regal-Beloit Corp.	16,400		724,060
Royal Group Technologies, Ltd.*	1,511,100	[2]	17,014,986
Ryder System, Inc.	223,500	[2]	13,059,105
Sea Containers, Ltd., Class A	658,900	[2]	3,129,775
Sequa Corp., Class A*	99,600	[2]	8,117,400
Sequa Corp., Class B*	38,300		3,131,025

The accompanying notes are an integral part of these financial statements.

7

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 21.7% (continued)
Shaw Group Inc., The*	748,950	[2]	$20,820,810
Si International, Inc.*	13,300		407,778
Steelcase, Inc.	697,300	[2]	11,470,585
Swift Transportation Co., Inc.*	446,600	[2]	14,184,016
Tecumseh Products Co., Class B	175,993		2,793,009
Teledyne Technologies, Inc.*	16,300		533,988
Tetra Technologies, Inc.*	478,400		8,486,816
The Middleby Corp.*	6,200		536,672
Thomas & Betts Corp.*	226,400		11,614,320
Trinity Industries, Inc.	184,125	[2]	7,438,650
Universal Forest Products, Inc.	14,300		897,039
URS Corp.*	500,950		21,039,900
Valmont Industries, Inc.	6,400		297,536
Wabtec Corp.	27,000		1,009,800
Walter Industries, Inc.	164,100[2]		9,460,365
Washington Group International, Inc.*	208,700		11,132,058
Watson Wyatt & Co.	384,100		13,497,274
Total Industrials			718,126,611

Information Technology - 24.4%
Advanced Energy Industries, Inc.*	597,100		7,905,604
Airspan Networks, Inc.*	1,720,600	[2]	4,301,500
Aladdin Knowledge Systems, Ltd.*	284,400		5,787,540
AMIS Holdings, Inc.*	428,700		4,287,000
Amkor Technology, Inc.*	1,129,000	[2]	10,680,340
Anaren Microwave, Inc.* [4]	731,400		14,986,386
Andrew Corp. *	2,604,800	[2]	23,078,528
ANSYS, Inc.*	221,075	[2]	10,571,807
aQuantive, Inc. *	1,247,400	[2]	31,596,642
Arris Group, Inc.*	552,300	[2]	7,246,176
ASE Test Ltd*	546,475		4,961,993
ATMI, Inc.*	1,009,100		24,844,042
AudioCodes, Ltd.*	1,308,800	[2]	14,265,920
Bankrate, Inc. *	114,000	[2]	4,304,640
Belden CDT, Inc.	392,700	[2]	12,978,735
Benchmark Electronics, Inc.*	608,050	[2]	14,666,166
CalAmp Corp. *	20,200		179,578
Chartered Semiconductor Manufacturing, Ltd.*	143,800		1,251,060
CheckFree Corp.*	80,700		3,999,492
Checkpoint Systems, Inc.*	443,300	[2]	9,845,693
Coherent, Inc.*	28,100		947,813
CommScope, Inc.*	514,700	[2]	16,171,874
Cymer, Inc.*	29,175		1,355,471
Digital Insight Corp.*	17,200		$589,788
Digitas, Inc.*	75,000		871,500
Diodes, Inc.*	29,300		1,214,192
DSP Group, Inc.*	130,825	[2]	3,251,001
ECI Telecommunications, Ltd.*	960,800		7,744,048
eCollege.com*	219,400		4,638,116
Ectel, Ltd.*	23,713		104,335
eFunds Corp.*	406,200		8,956,710
Electronics for Imaging, Inc.*	442,881	[2]	9,247,355
Equinix, Inc.*	429,900	[2]	23,584,314
Euronet Worldwide, Inc.*	40,500		1,553,985
Exfo Electro-Optical Engineering, Inc.*	1,893,100		11,661,496
Fairchild Semiconductor International, Inc.*	910,500	[2]	16,543,785
FEI Co.*	569,100		12,907,188
Formfactor, Inc.*	486,300		21,703,569
Hutchinson Technology, Inc.*	701,200	[2]	15,166,956
Identix, Inc.*	1,510,100		10,555,599
Informatica Corp.*	707,900		9,315,964
Interwoven, Inc.*	21,500		184,470
Intevac, Inc.*	97,925		2,123,014
Itron, Inc.*	387,875	[2]	22,985,472
Kanbay International, Inc.*	505,270	[2]	7,346,626
Keane, Inc.*	27,300		341,250
Keithley Instruments, Inc. [4]	838,500		10,674,105
Komag, Inc.*	46,100		2,128,898
M Systems Flash Disk Pioneers, Ltd.*	287,600	[2]	8,521,588
Macrovision Corp.*	22,000		473,440
MasTec, Inc.*	571,750	[2]	7,552,818
Mentor Graphics Corp.*	958,074	[2]	12,435,801
Microsemi Corp.*	65,600		1,599,328
MIPS Technologies, Inc.*	40,500		245,835
Multi-Fineline Electronix, Inc.*	94,375	[2]	3,132,306
NDS Group, PLC*	105,700		4,920,335
Net 1 UEPS Technologies, Inc.*	387,800		10,606,330
Netgear, Inc.*	388,200	[2]	8,404,530
Netlogic Microsystems, Inc.*	324,675	[2]	10,470,769
Nuance Communications, Inc.*	763,300		7,678,798
Omnivision Technologies, Inc.*	63,100		1,332,672
ON Semiconductor Corp.*	142,200		836,136
Optical Communication Products, Inc.*	2,079,700		4,180,197
Packeteer, Inc.*	33,800		383,292
Parametric Technology Corp.*	1,024,720		13,024,191
Park Electrochemical Corp.	237,400		6,113,050

The accompanying notes are an integral part of these financial statements.

8

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 24.4% (continued)
Perot Systems Corp.*	782,010	[2]	$11,323,505
Power Integrations, Inc.*	737,700		12,894,996
Progress Software Corp.*	24,600		575,886
Rackable Systems, Inc.*	179,025	[2]	7,069,698
Radiant Systems, Inc.*	440,475	[2]	4,655,821
Reynolds & Reynolds Co., The, Class A	115,000	[2]	3,527,050
RightNow Technologies, Inc.*	421,500		7,030,620
Rogers Corp.*	153,400	[2]	8,642,556
S1 Corp.*	224,510	[2]	1,077,648
Salesforce.com, Inc.*	180,700		4,817,462
Smart Modular Technologies, Inc.*	1,065,326		9,353,562
Spansion, Inc.*	317,100	[2]	5,054,574
SPSS, Inc.*	156,875		5,041,963
SYKES Enterprises, Inc.*	25,500		412,080
SYNNEX Corp.*	498,200	[2]	9,445,872
Synopsys, Inc.*	356,400		6,689,628
TALX Corp.	342,370	[2]	7,487,632
Tech Data Corp.*	815,000	[2]	31,222,649
Technitrol, Inc.	16,000		370,400
Terayon Communication Systems, Inc.* [4]	4,758,000		6,566,040
Trident Microsystems, Inc.*	1,078,300	[2]	20,466,134
UTstarcom, Inc.*	1,875,000	[2]	14,606,250
Valueclick, Inc.*	142,000		2,179,700
Varian Semiconductor Equipment Associates, Inc.*	220,400		7,187,244
VeriFone Holdings, Inc.*	210,100		6,403,848
Vishay Intertechnology, Inc.*	713,900	[2]	11,229,647
WebEx Communications, Inc.*	778,000		27,650,120
webMethods, Inc.*	51,100		504,357
Witness Systems, Inc.*	864,550	[2]	17,437,974
Wright Express Corp.*	483,700		13,901,538
Xyratex, Ltd.*	211,475		5,593,514
Total Information Technology			807,939,120

Materials - 4.4%
AK Steel Holding Corp.* A	3,929,400	[2]	54,343,601
Albemarle Corp.	347,400	[2]	16,633,512
Arch Chemicals, Inc.	6,795		244,960
Cytec Industries, Inc.	376,900	[2]	20,224,454
Longview Fibre Co.	651,600		12,439,044
Lubrizol Corp.	365,896		14,580,956
Scotts Co., The, Class A	255,386	[2]	10,807,936
Symyx Technologies, Inc.*	738,100		17,825,115
Total Materials			147,099,578

Telecommunication Services - 1 .0%
Cincinnati Bell, Inc.*	2,123,119		8,704,788
General Communication, Inc., Class A*	878,100		10,818,192
Level 3 Communications, Inc.*	3,285,200	[2]	14,586,288
Total Telecommunication Services			34,109,268

Utilities - 2.7%
Avista Corp.	1,188,300	[2]	27,128,888
Reliant Resources, Inc.*	4,647,500	[2]	55,677,050
Sierra Pacific Resources Corp.*	343,500		4,809,000
Total Utilities			87,614,938
Total Common Stocks (cost $2,465,133,138)			3,066,698,581

Warrant - 0.0%*
Air France, ADR (cost $1,361,928)	861,980		1,137,814

Short-Term Investments - 31.9%[1]
Other Investment Companies - 30.6%
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	792,526,709		792,526,709
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	187,456,727		187,456,727
Vanguard Prime Money Market Fund, 5.13%	33,309,323		33,309,323
Total Other Investment Companies (cost $1,013,292,759)			1,013,292,759

	Principal Amount
Other Short-Term Investments - 1.3%[3]
Goldman Sachs Promissory Notes, 5.23%, 07/21/06 (cost $45,057,963)	$45,057,963		45,057,963
Total Short-Term Investments (cost $1,058,350,722)			1,058,350,722
Total Investments - 124.4% (cost $3,524,845,788)			4,126,187,117
Other Assets, less Liabilities - (24.4)%			(810,293,789)
Net Assets - 100.0%			$3,315,893,328

Based on the approximate cost of investments of $3,524,845,788 for Federal income tax purposes at June 30, 2006, the aggregate gross unrealized appreciation and depreciation were $742,587,743 and $141,246,414, respectively, resulting in net unrealized appreciation of investments of $601,341,329.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents the June 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2006, amounting to a market value of $818,167,487, or approximately 24.7% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Affiliated Company - See Note 6 in the Notes to Financial Statements.
#	Rounds to less than 0.1%.

The accompanying notes are an intergal part of these financial statements.

9

Managers Special Equity Fund

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets:
Investments at value (including securities on loan valued at $818,167,487)	$4,126,187,117
Receivable for investments sold	45,950,510
Receivable for Fund shares sold	1,448,497
Dividends, interest and other receivables	6,930,586
Prepaid expenses	115,154

Total assets	4,180,631,864

Liabilities:
Payable to Custodian	1,046,109
Payable for Fund shares repurchased	1,798,939
Payable upon return of securities loaned	837,584,672
Payable for investments purchased	19,070,788
Accrued expenses:
Investment advisory and management fees	2,391,426
Administrative fees	664,285
Other	2,182,317

Total liabilities	864,738,536

Net Assets	$3,315,893,328

Managers Shares:

Net Assets	$2,765,007,155

Shares outstanding	30,307,041

Net asset value, offering and redemption price per share	$91.23

Institutional Class Shares:

Net Assets	$550,886,173

Shares outstanding	6,008,577

Net asset value, offering and redemption price per share	$91.68

Net Assets Represent:
Paid-in capital	$2,375,668,293
Undistributed net investment income	292,408
Accumulated net realized gain from investments	338,591,298
Net unrealized appreciation of investments	601,341,329

Net Assets	$3,315,893,328

* Investments at cost	$3,524,845,788

The accompanying notes are an intergal part of these financial statements.

10

Managers Special Equity Fund

Statement of Operations

For the six months ended June 30, 2006 (unaudited)

Investment Income:
Dividend income	$21,353,404
Foreign withholding tax	(81,212)
Securities lending fees	1,349,166

Total investment income	22,621,358

Expenses:
Investment management fees	15,317,714
Administrative fees	4,254,921
Transfer agent	3,994,577
Custodian	300,764
Professional fees	277,258
Trustees fees and expenses	119,790
Reports to shareholders	92,773
Registration fees	39,226
Miscellaneous	80,765

Total expenses before offsets	24,477,788

Expense reductions	(921,245)

Net expenses	23,556,543

Net investment loss	(935,185)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment transactions	295,558,186
Net unrealized depreciation of investments	(118,402,488)

Net realized and unrealized gain	177,155,698

Net Increase in Net Assets Resulting from Operations	$176,220,513

The accompanying notes are an intergal part of these financial statements.

11

Managers Special Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited) and for the fiscal year ended December 31, 2005

	2006	2005
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(935,185)	$(20,331,881)
Net realized gain on investments	295,558,186	370,099,739
Net unrealized depreciation of investments	(118,402,488)	(216,366,681)

Net increase in net assets resulting from operations	176,220,513	133,401,177

Distributions to Shareholders:
From net realized gain on investments:
Managers Class	—	(230,875,965)
Institutional Class	—	(39,895,773)

Total distributions to shareholders	—	(270,771,738)

From Capital Share Transactions:
Managers Class:
Proceeds from sale of shares	317,370,440	698,310,169
Reinvestment of dividends and distributions	—	210,983,200
Cost of shares repurchased	(536,330,382)	(1,368,795,175)

Net decrease from capital share transactions	(218,959,942)	(459,501,806)

Institutional Class:
Proceeds from sale of shares	86,875,177	318,303,171
Reinvestment of dividends and distributions	—	34,758,890
Cost of shares repurchased	(73,097,231)	(100,347,591)

Net increase from capital share transactions	13,777,946	252,714,470

Net decrease from capital share transactions	(205,181,996)	(206,787,336)

Total decrease in net assets	(28,961,483)	(344,157,897)

Net Assets:
Beginning of period	3,344,854,811	3,689,012,708

End of period	$3,315,893,328	$3,344,854,811

End of period undistributed net investment income	$292,408	$1,227,593

Share Transactions:

Managers Class:
Sale of shares	3,437,318	7,901,047
Reinvested shares from dividends and distribution	—	2,423,708
Shares repurchased	(5,791,949)	(15,430,176)

Net decrease in shares	(2,354,631)	(5,105,421)

Institutional Class:
Sale of shares	935,437	3,552,228
Reinvested shares from dividends and distribution	—	397,790
Shares repurchased	(789,148)	(1,113,572)

Net increase in shares	146,289	2,836,446

The accompanying notes are an intergal part of these financial statements.

12

Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

Managers Class:	For the six months ended June 30, 2006		For the year ended December 31,
			2005	2004		2003	2002	2001
Net Asset Value, Beginning of Period	$86.78		$90.42	$78.48		$55.08	$70.59	$76.82

Income from Investment Operations:
Net investment loss	(0.02)		(0.54)[5]	(0.56)		(0.43)	(0.34)	(0.18)
Net realized and unrealized gain (loss) on investments	4.47		4.18	12.50		23.83	(15.17)	(6.05)

Total from investment operations	4.45		3.64	11.94		23.40	(15.51)	(6.23)

Less Distributions to Shareholders from:

Net realized gain on investments	—		(7.28)	—		—	—	—

Net Asset Value, End of Period	$91.23		$86.78	$90.42		$78.48	$55.08	$70.59

Total Return[1]	5.14%[2]		4.00%	15.18%		42.50%	(21.98)%	(8.07)%

Ratio of net expenses to average net assets[1]	1.40%[3]		1.40%	1.40%		1.43%	1.31%	1.29%
Ratio of total expenses to average net assets[1]	1 .43%[3,4]		1.45%[4]	1.45%[4]		1.46%[4]	1.32%[4]	1.30%
Ratio of net investment loss to average net assets	(0.10)%[3]		(0.60)%	(0.69)%		(0.72)%	(0.56)%	(0.27)%
Portfolio turnover	35%[2]		80%	68%		64%	67%	62%
Net assets at end of period (000’s omitted)	$2,765,007		$2,834,314	$3,415,003		$3,279,318	$2,020,821	$2,295,234

Institutional Class:	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the period* ended December 31, 2004
Net Asset Value, Beginning of Period	$87.09		$90.56	$78.91

Income from Investment Operations:
Net investment income (loss)	0.05		(0.33)[5]	(0.21)
Net realized and unrealized gain on investments	4.54		4.14	11.86

Total from investment operations	4.59		3.81	11.65

Less Distributions to Shareholders from:

Net realized gain on investments	—		(7.28)	—

Net Asset Value, End of Period	$91.68		$87.09	$90.56

Total Return[1]	5.26%[2]		4.21%	14.75%[2]

Ratio of net expenses to average net assets[1]	1.20%[3]		1.20%	1.20%[3]
Ratio of total expenses to average net assets[1]	1.23	%3-4	1.25%[4]	1.26	%3-4
Ratio of net investment income (loss) to average net assets	0.13%[3]		(0.56)%	(0.49)%[3]
Portfolio turnover	35%[2]		80%	68%[2]
Net assets at end of period (000’s omitted)	$550,886		$510,541	$274,010

*	Commencement of operations was May 3, 2004.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements).
[2]	Not annualized.
[3]	Annualized.
[4]	Excludes the impact of fee waivers and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c to the Notes to Financial Statements.)
[5]	Per share numbers have been calculated using average shares.

13

Managers Special Equity Fund

Notes to Financial Statements

June 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Special Equity Fund (the “Fund”).

Special Equity offers both Managers Class shares and Institutional Class shares. The Institutional Class shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $2,500,000. Managers Class shares are offered to all other investors. Each class represents interest in the same assets of Special Equity and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of Special Equity, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of Special Equity. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain securities such as preferred stocks are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, and various relationships between securities in determining value.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund had certain portfolio trades directed to various brokers who paid a portion of the Fund’s expenses. For the six months ended June 30, 2006, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratios was as follows: $915,070 or 0.03%.

The Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-

14

Managers Special Equity Fund

Notes to Financial Statements (continued)

day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended June 30, 2006, the custodian expense was reduced $6,175 under this arrangement.

Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”) had agreed to waive a portion of its fee or reimburse expenses of Special Equity commensurate with the reduction in the fee paid to Essex Investment Management Company LLC (“Essex”) (subadvisor to Special Equity from December 19, 2003 to January 17, 2005), which was 0.10% of the average daily net assets of the portion of the Fund managed by Essex in excess of $100 million. From January 1, 2005 to January 17, 2005 the amount waived equaled $28,665. On January 18, 2005, Essex was replaced with Veredus Asset Management, and the Investment Manager discontinued waiving a portion of its fee.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of June 30, 2006, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2006, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund: Special Equity Managers Class shares – three collectively own 47%; Special Equity Institutional Class shares – three collectively own 35%.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Fund. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager. Investment management fees are paid directly by the Fund to the Investment Manager at the rate of 0.90% per annum.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005, the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager based on the relative net assets of such Funds. The Independent Chairman of the Trust receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005, the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represent the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI. Managers Distributors, Inc. (the “Distributor”) serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2006, were $1,134,345,756 and $1,472,937,764, respectively. There were no purchases or sales of U.S. Government securities.

15

Managers Special Equity Fund

Notes to Financial Statements (continued)

4.	Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

6.	Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended June 30, 2006, with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value June 30, 2006	% Ownership of Affiliate
Axsys Technologies, Inc.	—	$1,473,103	—	$8,974,939	5.6%
Keithley Instruments, Inc.	$5,238,338	101,700	—	10,674,105	5.1%
Scopus Video Networks, Ltd.	685,906	—	—	3,970,282	5.2%
Terayon Communications Systems, Inc.	336,583	—	—	6,566,040	6.2%
Totals	$6,260,827	$1,574,803	—	$30,185,366	1.8%*

*	As a Percentage of the entire Portfolio.

16

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 2, 2006, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Special Equity Fund (the “Fund”) and the Subadvisory Agreement for each Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. The Trustees also took into account performance, fee and expense information regarding the Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. With respect to the Fund’s investment in exchange-traded funds as a means to equitize the cash reserves of the Fund, the Trustees noted that the Investment Manager’s cash management services are in addition to and different from the services provided by the investment advisor to the exchange-traded funds in which the Fund invests. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2006 was below, below, below and above, respectively, the median performance of the Peer Group and the Fund Benchmark, which is the Russell 2000 Index. The Trustees also noted management’s discussion of the Fund’s growth bias and the market environment during relevant time periods. Furthermore, the Trustees noted that the Investment Manager had taken action in the first half of 2006 to allow for active management of the Fund’s cash reserves to maintain exposure to the equity markets and to facilitate the addition of a new Subadvisor. The Trustees also took into account the Investment Strategies of the Fund’s Subadvisors relative to the investment strategies of the Fund’s Peer Group. The Trustees concluded that the Fund’s performance was reasonable in light of all factors considered. The Trustees noted that the Investment Manager will continue to monitor the performance of the Subadvisors.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s focus on each Subadvisor’s performance with respect to the Fund and the explanations of management regarding the factors that contributed to the performance of the Fund.

In the case of Smith Group Asset Management, L.P., (“Smith Group”), which became a Subadvisor to the Fund in May 2006, the Trustees, at a meeting held on May 20, 2006, reviewed Smith Group’s performance in employing its Investment Strategy by reviewing performance information for other investment accounts managed by Smith Group consistent with the Investment Strategy. In their review of this performance, the Trustees noted that the performance of a composite investment portfolio managed by Smith Group compared favorably to the Russell 2000 Index for various periods.

17

Annual Renewal of Investment Advisory Agreements (continued)

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the reasonable cost of providing portfolio management services as well as the reasonable cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists mostly of funds that do not operate with a manager - of - managers structure. The Trustees noted that the Fund’s advisory fee and total expenses as of March 31, 2006 were higher and lower respectively, than the average, for the Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the Fund’s performance, and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset level of the Fund and the impact on profitability of any future growth of assets of the Fund. In this regard, the Trustees noted that the Investment Manager has recommended the appointment of additional Subadvisors in response to material increases in the assets of the Fund, that the Fund currently has six Subadvisors, each managing a portion of the Fund’s portfolio, and that the Investment Manager’s oversight and supervisory responsibilities with respect to the Fund have increased with the size of the Fund and the number of Subadvisors. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. On this basis, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Skyline Asset Management, L.P. (“Skyline”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors (other than Skyline). In considering the fee payable by the Investment Manager to Smith Group, the Trustees noted that the fees payable to Smith Group are identical to those paid to other Subadvisors to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each unaffiliated Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fee payable by the Investment Manager to Skyline, the Trustees noted that Skyline is an affiliate of the Investment Manager and reviewed information regarding the cost to Skyline of providing subadvisory services to the Fund and the resulting profitability from such relationship. The Trustees also noted that the fee payable by the Investment Manager to Skyline under its Subadvisory Agreement is identical to the fee payable to each of the other Subadvisors of the Fund, none of which is an affiliate of the Investment Manager. The Trustees also noted that the subadvisory fee is paid by the Investment Manager out of the advisory fee. On this basis, the Trustees concluded that the profitability to Skyline is reasonable and that Skyline is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Fund at this time.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and the Subadvisory Agreements with each of the Subadvisors, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the interests of the Fund and its shareholders. Accordingly, on June 2, 2006 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each of the Fund’s Subadvisors.

18

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, III

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 7, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 7, 2006